undiscovered
   managers(TM)

[GRAPHIC]

SEMI-ANNUAL REPORT
-----------------------------------------
February 28, 1999

                                         Undiscovered Managers
                                         Behavioral Growth Fund

                                         Undiscovered Managers
                                         Behavioral Value Fund

                                         Undiscovered Managers
                                         Behavioral Long/Short Fund

                                         Undiscovered Managers
                                         REIT Fund

                                         Undiscovered Managers
                                         Special Small Cap Fund

                                         Undiscovered Managers
                                         Small Cap Value Fund

                                         Undiscovered Managers
                                         Hidden Value Fund

                                         Undiscovered Managers
                                         All Cap Value Fund

                                         Undiscovered Managers
                                         Core Equity Fund

                                         UM International Small Cap Equity Fund

                                         UM International Equity Fund

--------------------------------------------------------------------------------

                               Investment Adviser
                           Undiscovered Managers, LLC
                           700 North Pearl, Suite 1700
                               Dallas, Texas 75201

                                   Distributor
                          First Data Distributors, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                  Legal Counsel
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                                 Transfer Agent
                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                              Independent Auditors
                              Deloitte & Touche LLP
                                125 Summer Street
                           Boston, Massachusetts 02110

                                   Custodians
                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286

                             Custodial Trust Company
                               101 Carnegie Center
                           Princeton, New Jersey 08540

      The report and the financial statements contained herein are submitted for the general information of the shareholders of Undiscovered Managers Funds. The report is not authorized for distribution to prospective investors in Undiscovered Managers Funds unless preceded or accompanied by the current prospectus.

--------------------------------------------------------------------------------
undiscovered
   managers(TM)

To Our Shareholders:

The last 15 months have been very exciting for Undiscovered Managers. We have sold more than $135 million in mutual fund shares since the beginning of 1998 and recently added four new funds to our family. Undiscovered Managers Behavioral Value Fund and Undiscovered Managers Behavioral Long/Short Fund offer institutional investors access to two additional Behavioral Finance-based funds. These Funds are managed by Fuller & Thaler Asset Management, Inc. We also began a partnership with Unibank Securities, Inc. The successful portfolio management team of this newest sub-advisor oversees our two new international funds, UM International Equity Fund and UM International Small Cap Equity Fund.

We are very pleased with the addition of these new funds, as well as with the performance of our seven original funds. Undiscovered Managers REIT Fund was ranked number one in the country for REIT funds investing exclusively in domestic equity REITs for the year ending December 31, 1998.* For the same period, Undiscovered Managers Behavioral Growth Fund was ranked third out of 213 funds in Morningstar's Small Blend Category. ** All told, five of our seven original funds ranked in the top quartile of performance for their respective asset classes as measured by Morningstar for the one-year period ending December 31, 1998.***

All of these milestones illustrate our continued commitment to high quality institutional money management services through our family of mutual funds. Our achievements during the past 15 months are a tribute to our exceptional sub-advisors, the team at Undiscovered Managers, LLC, and especially our shareholders.

Thank you for your continued interest and participation. If you have any questions about this report or about the Funds, please do not hesitate to call us at (888)-242-3514.

Sincerely,


/s/ Mark P. Hurley

President and Chief Executive Officer

Undiscovered Managers, LLC

*Source: Lipper Analytical Services
**Source: Morningstar Principia Pro for Mutual Funds January 1999 release. As of 12/31/98, among small blend funds with one year annualized total returns, Undiscovered Managers Behavioral Growth Fund ranked 3rd out of the total 213 funds. The Small Blend Category includes small cap funds that buy stocks that span the entire range of the small cap market.
***Source: Morningstar Principia Pro for Mutual Funds January 1999 release.

undiscovered
   managers(TM)

BEHAVIORAL GROWTH FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 95.39%

              Apparel - 2.10%
   18,800     Quiksilver, Inc. *....................                $   638,025
                                                                    -----------
              Building and Construction - 1.46%
   12,100     Centex Corp...........................                    445,431
                                                                    -----------
              Computers - 22.36%
   23,900     American Management Systems, Inc. *...                    797,663
   19,000     Bell & Howell Co. *...................                    629,375
    2,100     CNET, Inc. *..........................                    240,713
   16,000     Compuware Corp. *.....................                    895,000
   10,700     Lexmark International Group, Inc. -
              Class A  *............................                  1,104,106
   52,500     Mylex Corp. *.........................                    603,750
    7,900     NeoMagic Corp. *......................                     85,913
   30,050     Progress Software Corp. *.............                    924,037
   16,200     Project Software, Inc. *..............                    392,850
   64,600     Sybase, Inc. *........................                    524,875
   17,700     Xircom, Inc *.........................                    601,800
                                                                    -----------
                                                                      6,800,082
                                                                    -----------
              Consumer Products - 2.94%
   28,350     Fossil, Inc. *........................                    893,025
                                                                    -----------
              Containers/Packaging - 2.11%
   15,300     Ball Corp.............................                    640,687
                                                                    -----------
              Electronics - 16.54%
   32,600     Optical Coating Laboratory, Inc.......                  1,043,200
   29,800     QLogic Corp. *........................                  1,732,125
   21,900     RF Micro Devices, Inc. *..............                  1,686,300
   18,700     Semtech Corp. *.......................                    568,012
                                                                    -----------
                                                                      5,029,637
                                                                    -----------
              Finance - 1.70%
   10,800     Delphi Financial Group - Class A *....                    517,725
                                                                    -----------
              Food and Beverages - 1.82%
   16,100     Robert Mondavi Corp. - Class A *......                    553,438
                                                                    -----------
              Leisure - 3.20%
   12,600     Galileo International, Inc............                    636,300
   52,200     Players International, Inc. *.........                    336,037
                                                                    -----------
                                                                        972,337
                                                                    -----------
              Machinery - 1.85%
    8,300     Sundstrand Corp.......................                    561,806
                                                                    -----------
              Pharmaceuticals - 7.03%
   14,600     Allergan, Inc.........................                  1,189,900
   21,900     IDEC Pharmaceuticals Corp. *..........                    948,544
                                                                    -----------
                                                                      2,138,444
                                                                    -----------
              Recreation - 1.92%
   18,000     Fleetwood Enterprises, Inc............                    583,875
                                                                    -----------
              Retail - 18.43%
   20,100     AnnTaylor Stores Corp. *..............                    760,031
   23,500     Best Buy Co., Inc. *..................                  2,179,625
   30,600     Global DirectMail Corp. *.............                    502,988
   27,000     Micro Warehouse, Inc. *...............                    533,250
   32,700     TJX Companies, Inc....................                    933,994
   21,000     Zale Corp. *..........................                    695,625
                                                                    -----------
                                                                      5,605,513
                                                                    -----------
              Telecommunications - 7.34%
   15,700     Carrier Access Corp. *................                    620,150
   27,300     General Instrument Corp. *............                    798,525
   28,675     Superior TeleCom, Inc.................                    811,861
                                                                    -----------
                                                                      2,230,536
                                                                    -----------
              Transportation - 4.59%
   22,900     Hunt (JB) Transport Services, Inc.....                    538,150
   31,100     MotivePower Industries, Inc...........                    857,194
                                                                    -----------
                                                                      1,395,344
                                                                    -----------

              Total Common Stocks...................                 29,005,905
              (Cost $24,573,734)                                    -----------

Total Investments - 95.39%..........................                 29,005,905
(Cost $24,573,734)                                                  -----------

Net Other Assets and Liabilities - 4.61%............                  1,403,204
                                                                    -----------
Net Assets - 100.00%................................                $30,409,109
                                                                    ===========

----------
*     Non-income producing security

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
2
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

BEHAVIORAL VALUE FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 94.34%

              Automobile - 2.02%
      600     Superior Industries International, Inc.               $    14,850
                                                                    -----------
              Aerospace and Defense - 2.04%
    2,200     Mesa Air Group, Inc. *................                     14,988
                                                                    -----------
              Building and Construction - 1.67%
      300     Rayonier, Inc.........................                     12,281
                                                                    -----------
              Business Services - 0.89%
    1,100     Corporate Express, Inc. *.............                      5,913
      100     Precision Response Corp. *............                        650
                                                                    -----------
                                                                          6,563
                                                                    -----------
              Chemicals - 2.18%
      900     Engelhard Corp........................                     16,031
                                                                    -----------
              Computers - 9.59%
    5,800     Concurrent Computer Corp..............                     25,556
    2,400     HCIA, Inc. *..........................                      9,300
    1,200     Rational Software Corp. *.............                     35,625
                                                                    -----------
                                                                         70,481
                                                                    -----------
              Consumer Products - 4.33%
    2,500     Acclaim Entertainment, Inc. *.........                     19,531
      700     Tupperware Corp.......................                     12,250
                                                                    -----------
                                                                         31,781
                                                                    -----------
              Containers/Packaging - 2.57%
      600     Chesapeake Corp.......................                     18,900
                                                                    -----------
              Entertainment - 1.12%
    4,700     Aldila, Inc. *........................                      8,225
                                                                    -----------
              Electronics - 5.29%
      800     Digi International, Inc. *............                      5,200
    3,000     Integrated Device Technology, Inc. *..                     19,313
    1,100     Three-Five Systems, Inc. *............                     14,369
                                                                    -----------
                                                                         38,882
                                                                    -----------
              Finance - 9.48%
    3,400     Computer Network
              Technology Corp. *....................                     40,375
    2,200     Phoenix Investment Partners, Ltd......                     16,362
      300     The PMI Group, Inc....................                     12,938
                                                                    -----------
                                                                         69,675
                                                                    -----------
              Health Care - 1.94%
    2,400     MedPartners, Inc. *...................                     14,250
                                                                    -----------
              Insurance - 3.87%
      600     Horace Mann Educators Corp............                     14,063
      900     TIG Holdings, Inc.....................                     14,400
                                                                    -----------
                                                                         28,463
                                                                    -----------
              Leisure - 4.00%
    1,600     Callaway Golf Co......................                     17,400
    1,400     Midway Games, Inc. *..................                     11,987
                                                                    -----------
                                                                         29,387
                                                                    -----------
              Manufacturing - 5.32%
    1,700     Burlington Industries, Inc. *.........                     10,519
    1,200     Foamex International, Inc. *..........                     11,550
      800     Smith (A.O.) Corp.....................                     17,050
                                                                    -----------
                                                                         39,119
                                                                    -----------
              Medical Services - 0.71%
    1,000     Beverly Enterprises, Inc. *...........                      5,188
                                                                    -----------
              Oil, Gas and Petroleum - 2.67%
      700     ASARCO, Inc...........................                      9,888
    1,600     EEX Corp..............................                      9,700
                                                                    -----------
                                                                         19,588
                                                                    -----------
              Restaurants - 7.17%
    1,600     Avado Brands, Inc.....................                     10,900
    1,900     Darden Restaurants, Inc...............                     41,800
                                                                    -----------
                                                                         52,700
                                                                    -----------
              Retail - 17.91%
    1,100     Fingerhut Cos., Inc...................                     27,019
      700     Footstar, Inc. *......................                     17,850
      600     The Limited, Inc......................                     21,300
    1,500     Pier 1 Imports, Inc...................                     12,937
    1,400     REX Stores Corp. *....................                     18,025
      500     Ross Stores, Inc......................                     22,875
    4,000     Successories, Inc. *..................                     11,500
                                                                    -----------
                                                                        131,506
                                                                    -----------
              Technology - 1.56%
    1,500     Mosaix, Inc. *........................                     11,437
                                                                    -----------
              Telecommunications - 2.96%
    2,000     InterVoice, Inc. *....................                     21,750
                                                                    -----------
              Textiles - 1.97%
      300     VF Corp...............................                     14,437
                                                                    -----------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                               3
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

BEHAVIORAL VALUE FUND
Portfolio of Investments (continued) -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

              Transportation - 3.08%
      600     Landstar System, Inc. *...............                $    22,631
                                                                    -----------

              Total Common Stocks...................                    693,113
              (Cost $747,637)                                       -----------

Total Investments - 94.34%..........................                    693,113
(Cost $747,637)                                                     -----------

Net Other Assets and Liabilities - 5.66% ...........                     41,561
                                                                    -----------
Net Assets - 100.00% ...............................                    734,674
                                                                    ===========

----------
*     Non-income producing security

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
4
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

BEHAVIORAL LONG/SHORT FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 56.03%

              Aerospace and Defense - 0.62%
    4,500     Mesa Air Group, Inc. *................                    $30,656
                                                                    -----------
              Automobile - 0.50%
    1,000     Superior Industries International, Inc.                    24,750
                                                                    -----------
              Building and Construction - 1.34%
      800     Centex Corp...........................                     29,450
      900     Rayonier, Inc.........................                     36,844
                                                                    -----------
                                                                         66,294
                                                                    -----------
              Business Machines - 1.46%
      700     Lexmark International
              Group, Inc. - Class A *...............                     72,231
                                                                    -----------
              Business Services - 1.01%
    1,600     Global DirectMail Corp. *.............                     26,300
    3,700     Precision Response Corp. *............                     24,050
                                                                    -----------
                                                                         50,350
                                                                    -----------
              Chemicals - 0.54%
    1,500     Engelhard Corp........................                     26,719
                                                                    -----------
              Computers - 7.29%
    1,700     American Management Systems, Inc. *...                     56,738
    1,000     Bell & Howell Co. *...................                     33,125
      100     CNET, Inc. *..........................                     11,463
      800     Compuware Corp. *.....................                     44,750
    1,800     Progress Software Corp. *.............                     55,350
    1,100     Project Software, Inc. *..............                     26,675
    2,500     Rational Software Corp. *.............                     74,219
    3,100     Sybase, Inc. *........................                     25,187
    1,000     Xircom, Inc. *........................                     34,000
                                                                    -----------
                                                                        361,507
                                                                    -----------
              Consumer Products - 2.96%
    4,900     Acclaim Entertainment, Inc. *.........                     38,281
    1,600     Fossil, Inc. *........................                     50,400
    1,100     Quiksilver, Inc. *....................                     37,331
    1,200     Tupperware Corp.......................                     21,000
                                                                    -----------
                                                                        147,012
                                                                    -----------
              Containers/Packaging - 1.31%
      800     Ball Corp.............................                     33,500
    1,000     Chesapeake Corp.......................                     31,500
                                                                    -----------
                                                                         65,000
                                                                    -----------
              Electronics - 7.05%
    1,600     Digi International, Inc. *............                     10,400
    6,300     Integrated Device Technology, Inc. *..                     40,556
    1,800     Optical Coating Laboratory, Inc.......                     57,600
    1,400     Qlogic Corp. *........................                     81,375
    1,600     RF Micro Devices, Inc. *..............                    123,200
    1,200     Semtech Corp. *.......................                     36,450
                                                                    -----------
                                                                        349,581
                                                                    -----------
              Finance - 3.10%
    6,700     Computer Network
              Technology Corp. *....................                     79,562
      600     Delphi Financial Group, Inc. - Class A *                   28,762
    3,200     Phoenix Investment Partners, Ltd......                     23,800
      500     The PMI Group, Inc....................                     21,562
                                                                    -----------
                                                                        153,686
                                                                    -----------
              Food and Beverages - 0.83%
    1,200     Robert Mondavi Corp., Class A *.......                     41,250
                                                                    -----------
              Leisure - 1.69%
    2,700     Callaway Golf Co......................                     29,362
      600     Galileo International, Inc............                     30,300
    2,800     Midway Games, Inc. *..................                     23,975
                                                                    -----------
                                                                         83,637
                                                                    -----------
              Machinery - 0.95%
      700     Sundstrand Corp.......................                     47,381
                                                                    -----------
              Manufacturing - 1.77%
    1,700     ASARCO, Inc...........................                     24,013
    2,600     Burlington Industries, Inc. *.........                     16,088
    1,400     Foamex International, Inc. *..........                     13,475
    1,600     Smith (A.O.) Corp.....................                     34,100
                                                                    -----------
                                                                         87,676
                                                                    -----------
              Medical Services - 0.15%
    1,400     Beverly Enterprises, Inc. *...........                      7,263
                                                                    -----------
              Oil, Gas and Petroleum - 0.28%
    2,300     EEX Corp..............................                     13,944
                                                                    -----------
              Pharmaceuticals - 2.36%
      800     Allergan, Inc.........................                     65,200
    1,200     IDEC Pharmaceuticals Corp. *..........                     51,975
                                                                    -----------
                                                                        117,175
                                                                    -----------
              Recreation - 0.65%
    1,000     Fleetwood Enterprises, Inc............                     32,437
                                                                    -----------
              Restaurants - 1.94%
    3,500     Avado Brands, Inc.....................                     23,844
    3,300     Darden Restaurants, Inc...............                     72,600
                                                                    -----------
                                                                         96,444
                                                                    -----------

                       See Notes to Financial Statements


--------------------------------------------------------------------------------
                                                                               5
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

BEHAVIORAL LONG/SHORT FUND
Portfolio of Investments (continued) -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

              Retail - 9.96%
    1,100     AnnTaylor Stores Corp. *..............                $    41,594
    1,500     Best Buy Co., Inc. *..................                    139,125
    2,000     Fingerhut Cos., Inc...................                     49,125
    1,000     Footstar, Inc. *......................                     25,500
    1,200     The Limited, Inc......................                     42,600
    1,300     Micro Warehouse, Inc. *...............                     25,675
    3,200     Pier 1 Imports, Inc...................                     27,600
    2,700     REX Stores Corp. *....................                     34,762
      700     Ross Stores, Inc......................                     32,025
    1,500     TJX Companies, Inc....................                     42,844
    1,000     Zale Corp. *..........................                     33,125
                                                                    -----------
                                                                        493,975
                                                                    -----------
              Technology - 1.96%
    9,700     Concurrent Computer Corp. *...........                     42,741
    3,400     Mosaix, Inc. *........................                     25,925
    2,500     Mylex Corp. *.........................                     28,750
                                                                    -----------
                                                                         97,416
                                                                    -----------
              Telecommunications - 3.74%
      700     Carrier Access Corp. *................                     27,650
    1,500     General Instrument Corp. *............                     43,875
    5,600     InterVoice, Inc. *....................                     60,900
    1,875     Superior TeleCom, Inc.................                     53,086
                                                                    -----------
                                                                        185,511
                                                                    -----------
              Transportation - 2.57%
    1,600     Hunt (JB) Transport Services, Inc.....                     37,600
    1,000     Landstar System, Inc. *...............                     37,719
    1,900     MotivePower Industries, Inc...........                     52,369
                                                                    -----------
                                                                        127,688
                                                                    -----------

              Total Common Stocks...................                  2,779,583
              (Cost $2,971,910)                                     -----------

Total Investments - 56.03%..........................                  2,779,583
(Cost $2,971,910)                                                   -----------

Net Other Assets and Liabilities - 43.97%...........                  2,181,068
                                                                    -----------
Net Assets - 100.00%................................                $ 4,960,651
                                                                    ===========
----------
*     Non-income producing security

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

SECURITIES SOLD SHORT

              Common Stocks
  (1,500)     Advent Software, Inc..................                $   (69,188)
  (1,000)     Amazon.com, Inc.......................                   (128,125)
  (1,000)     Bally's Total Fitness Holding Corp....                    (22,500)
  (1,800)     Beringer Wine Estate Holdings, Inc....                    (72,563)
  (2,300)     Charles Schwab Corp...................                   (171,494)
  (3,000)     Coulter Pharmaceuticals, Inc..........                    (61,125)
    (400)     eBay, Inc.............................                   (133,600)
  (3,400)     E-Trade Group, Inc....................                   (155,975)
  (1,300)     Exodus Communications, Inc............                    (95,388)
  (1,400)     Fair Issac & Co., Inc.................                    (64,400)
  (1,800)     Henry Schein, Inc.....................                    (46,125)
  (1,900)     HNC Software, Inc.....................                    (51,063)
  (1,500)     Kohl's Corp...........................                   (103,500)
  (1,500)     Lason, Inc............................                    (81,281)
  (2,100)     Media Arts Group, Inc.................                    (28,612)
  (2,000)     Metzler Group, Inc....................                    (85,000)
  (2,300)     NCO Group, Inc........................                    (71,875)
    (700)     Network Solutions, Inc................                   (127,050)
  (3,600)     Peregrine Systems, Inc................                    (92,250)
  (2,800)     Profit Recovery Group
              International, Inc....................                    (92,400)
  (2,500)     Quintiles Transnational Corp..........                   (107,812)
  (4,000)     Safeskin Corp.........................                    (93,000)
  (2,800)     Siebel Systems, Inc...................                   (123,200)
  (3,750)     Staples, Inc..........................                   (110,273)
  (1,000)     Starbucks Corp........................                    (52,875)
  (1,700)     Sunrise Assisted Living, Inc..........                    (65,663)
  (3,700)     Sylvan Learning Systems, Inc..........                   (123,025)
  (3,300)     Tower Automotive, Inc.................                    (61,462)
  (2,300)     Vitesse Semiconductor Corp............                   (105,656)
  (2,800)     Wild Oats Market, Inc.................                    (74,900)
                                                                    -----------

              Total Securities Sold Short...........                 (2,671,380)
              (Proceeds $2,618,902)                                 -----------


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

REIT FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 95.84%

              Apartments - 30.66%
   34,200     Archstone Communities Trust...........                $   669,038
   24,400     Avalonbay Communities, Inc............                    770,125
   11,900     Chateau Communities, Inc..............                    335,431
    8,200     Equity Residential Properties Trust...                    336,200
   19,200     Home Properties of New York, Inc......                    471,600
   26,000     Irvine Apartment Communities, Inc.....                    854,750
   21,000     Manufactured Home
              Communities, Inc......................                    488,250
   19,100     Post Properties, Inc..................                    681,631
   26,600     Sun Communities, Inc..................                    836,237
                                                                    -----------
                                                                      5,443,262
                                                                    -----------
              Diversified - 9.00%
   33,900     Duke Realty Investments, Inc..........                    739,444
   24,000     Spieker Properties, Inc...............                    858,000
                                                                    -----------
                                                                      1,597,444
                                                                    -----------
              Hotels, Lodging, and Restaurants - 10.44%
   14,500     Felcor Lodging Trust, Inc.............                    342,563
   52,627     Host Marriott Corp....................                    569,029
   58,200     Innkeepers USA Trust..................                    603,825
   28,400     LaSalle Hotel Properties..............                    339,025
                                                                    -----------
                                                                      1,854,442
                                                                    -----------
              Industrial - 7.02%
   30,300     ProLogis Trust........................                    628,725
   26,700     PS Business Parks, Inc................                    617,438
                                                                    -----------
                                                                      1,246,163
                                                                    -----------
              Neighborhood Shopping Centers - 9.11%
   13,050     Kimco Realty Corp.....................                    495,084
   21,800     Regency Realty Corp...................                    441,450
   19,800     Vornado Realty Trust..................                    680,625
                                                                    -----------
                                                                      1,617,159
                                                                    -----------
              Office Properties - 12.47%
   25,600     CarrAmerica Realty Corp...............                    550,400
   23,400     Cousins Properties, Inc...............                    677,138
   15,300     Crescent Real Estate Equities Co......                    319,387
   25,900     Equity Office Properties Trust........                    666,925
                                                                    -----------
                                                                      2,213,850
                                                                    -----------
              Outlet Centers - 2.55%
   14,800     Chelsea GCA Realty, Inc...............                    452,325
                                                                    -----------
              Regional Malls - 7.90%
   13,500     Simon Property Group, Inc.............                    343,406
   25,250     The Macerich Co.......................                    612,313
   35,900     Taubman Centers, Inc..................                    446,506
                                                                    -----------
                                                                      1,402,225
                                                                    -----------
              Storage - 6.69%
   23,700     Public Storage, Inc...................                    604,350
   20,650     Storage USA, Inc......................                    584,653
                                                                    -----------
                                                                      1,189,003
                                                                    -----------

              Total Common Stocks...................                 17,015,873
              (Cost $18,219,759)                                    -----------

Total Investments - 95.84%..........................                 17,015,873
(Cost $18,219,759)                                                  -----------

Net Other Assets and Liabilities - 4.16%............                    737,785
                                                                    -----------
Net Assets - 100.00%................................                $17,753,658
                                                                    ===========

----------
REIT Real Estate Investment Trust

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                               7
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

SPECIAL SMALL CAP FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 97.49%

              Automobile - 8.00%
   33,600     Midas, Inc............................                $ 1,062,600
      800     Strattec Security Corp. *.............                     25,200
   45,700     TBC Corp. *...........................                    259,919
                                                                    -----------
                                                                      1,347,719
                                                                    -----------
              Building Materials - 1.49%
    1,000     Congoleum Corp., Class A *............                      6,875
   22,800     Justin Industries, Inc................                    243,675
                                                                    -----------
                                                                        250,550
                                                                    -----------
              Capital Goods - 8.87%
   10,900     Alltrista Corp. *.....................                    261,600
   18,200     Jacobs Engineering Group, Inc. *......                    720,038
   17,100     Lawson Products, Inc..................                    360,169
   31,900     Royal Appliance Manufacturing Co. *...                    123,612
    3,800     Stimsonite Corp. *....................                     27,550
                                                                    -----------
                                                                      1,492,969
                                                                    -----------
              Chemicals - 12.68%
   92,200     Ethyl Corp............................                    449,475
   28,400     Georgia Gulf Corp.....................                    429,550
   47,500     Lawter International, Inc.............                    338,437
    7,600     NCH Corp..............................                    383,800
   39,700     Octel Corp. *.........................                    533,469
                                                                    -----------
                                                                      2,134,731
                                                                    -----------
              Consumer Products/Services - 3.59%
   20,500     Information Resources, Inc. *.........                    171,688
   43,600     Wolverine World Wide, Inc.............                    433,275
                                                                    -----------
                                                                        604,963
                                                                    -----------
              Electronics - 13.38%
   43,600     CommScope, Inc. *.....................                    809,325
   19,300     ESCO Electronics Corp. *..............                    199,031
    3,400     Franklin Electric Co., Inc............                    210,800
   38,800     MagneTek, Inc. *......................                    421,950
   19,100     Varian Associates, Inc................                    611,200
                                                                    -----------
                                                                      2,252,306
                                                                    -----------
              Energy and Utilities - 6.31%
    8,500     Castle Energy Corp....................                    137,063
   37,700     Costilla Energy, Inc. *...............                    117,813
   21,300     Illinova Corp.........................                    505,875
   31,500     Seitel, Inc. *........................                    301,219
                                                                    -----------
                                                                      1,061,970
                                                                    -----------
              Finance - 12.41%
   37,418     ADVANTA Corp., Class A................                    437,323
    7,800     Echelon International Corp., Inc. *...                    161,850
   14,800     First Bancorp.........................                    370,925
    1,900     Fund American
              Enterprises Holdings, Inc.............                    249,850
   13,900     PFF Bancorp, Inc. *...................                    243,250
   16,200     Penn-America Group, Inc...............                    180,225
   11,100     Presidential Life Corp................                    197,719
    8,544     Queens County Bancorp, Inc............                    248,310
                                                                    -----------
                                                                      2,089,452
                                                                    -----------
              Food and Beverages - 1.30%
    3,900     Coca-Cola Bottling Co. Consolidated...                    218,400
                                                                    -----------
              Health Care Services - 2.86%
    7,100     CorVel Corp. *........................                    252,050
   11,700     Morrison Health Care, Inc.............                    228,881
                                                                    -----------
                                                                        480,931
                                                                    -----------
              Leisure - 6.57%
   55,100     Handleman Co. *.......................                    712,856
    7,500     Jackpot Enterprises, Inc. *...........                     64,687
   18,900     Scientific Games Holdings Corp. *.....                    329,568
                                                                    -----------
                                                                      1,107,111
                                                                    -----------
              Medical Products - 2.93%
   20,800     Invacare Corp.........................                    494,000
                                                                    -----------
              Publishing - 2.02%
   23,500     Cadmus Communications Corp............                    340,750
                                                                    -----------
              Restaurants - 2.07%
   49,900     Host Marriot Services Corp. *.........                    349,300
                                                                    -----------
              Textiles - 3.01%
   40,900     Guilford Mills, Inc...................                    506,138
                                                                    -----------
              Transportation - 10.00%
   29,100     Arnold Industries, Inc................                    443,775
   15,700     Landstar System, Inc. *...............                    592,184
   23,650     Midwest Express Holdings, Inc. *......                    635,594
    1,100     Transport Corp. of America, Inc. *....                     12,512
                                                                    -----------
                                                                      1,684,065
                                                                    -----------

              Total Common Stocks...................                 16,415,355
              (Cost $18,419,228)                                    -----------

Total Investments - 97.49%..........................                 16,415,355
(Cost $18,419,228)                                                  -----------

Net Other Assets and Liabilities - 2.51%............                    421,906
                                                                    -----------
Net Assets - 100.00%................................                $16,837,261
                                                                    ===========

----------
*     Non-income producing security

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

SMALL CAP VALUE FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 96.47%

              Aerospace and Defense - 4.39%
   18,000     Aviation Sales Co. *..................                $   815,625
                                                                    -----------
              Automobile - 3.95%
   12,500     ASA Holdings, Inc.....................                    419,531
   17,000     Wynn's International, Inc.............                    314,500
                                                                    -----------
                                                                        734,031
                                                                    -----------
              Basic Materials - 5.05%
   14,000     Chase Industries, Inc. *..............                    112,875
   15,000     Reliance Steel & Aluminum Co..........                    383,438
   25,000     Timken Co.............................                    442,187
                                                                    -----------
                                                                        938,500
                                                                    -----------
              Building and Construction - 5.70%
   23,000     Holophane Corp. *.....................                    529,000
   23,000     NCI Building Systems, Inc. *..........                    529,000
                                                                    -----------
                                                                      1,058,000
                                                                    -----------
              Business Services - 1.59%
   21,000     BancTec, Inc. *.......................                    295,313
                                                                    -----------
              Capital Goods - 8.97%
   20,000     GP Strategies Corp. *.................                    328,750
   16,000     Instron Corp..........................                    274,000
    5,000     Lydall, Inc. *........................                     47,500
   28,000     MTS Systems Corp......................                    351,750
    8,000     Oak Industries, Inc. *................                    253,500
   10,000     Regal-Beloit Corp.....................                    195,000
   13,000     Robbins & Myers, Inc..................                    214,500
                                                                    -----------
                                                                      1,665,000
                                                                    -----------
              Chemicals - 2.85%
   21,000     Cambrex Corp..........................                    502,688
    3,600     CPAC, Inc. *..........................                     26,100
                                                                    -----------
                                                                        528,788
                                                                    -----------
              Conglomerates - 3.05%
   33,000     Stewart & Stevenson Services, Inc.....                    276,375
   15,000     United Dominion Industries, Ltd.......                    289,687
                                                                    -----------
                                                                        566,062
                                                                    -----------
              Electronics - 13.93%
   20,000     C & D Technologies, Inc...............                    480,000
   15,000     Dallas Semiconductor Corp.............                    530,625
   24,000     Kollmorgen Corp.......................                    360,000
   36,000     Paxar Corp. *.........................                    306,000
   33,000     Quixote Corp..........................                    410,438
   23,000     Silicon Valley Group, Inc. *..........                    306,187
   22,900     TSI, Inc..............................                    194,650
                                                                    -----------
                                                                      2,587,900
                                                                    -----------
              Finance - 8.28%
   10,500     CNB Bancshares, Inc...................                    421,969
   20,000     D & N Financial Corp..................                    490,000
    7,500     SJNB Financial Corp...................                    206,250
   20,000     UST Corp..............................                    418,750
                                                                    -----------
                                                                      1,536,969
                                                                    -----------
              Food and Beverage - 2.27%
   23,700     Ralcorp Holdings, Inc. *..............                    422,156
                                                                    -----------
              Furniture - 2.23%
   12,700     Chromcraft Revington, Inc. *..........                    181,769
   13,200     Virco Manufacturing Corp..............                    232,650
                                                                    -----------
                                                                        414,419
                                                                    -----------
              Insurance - 4.06%
   29,000     Frontier Insurance Group, Inc.........                    380,625
   11,000     RenaissanceRe Holdings, Ltd...........                    374,000
                                                                    -----------
                                                                        754,625
                                                                    -----------
              Leisure - 2.51%
   23,000     Coachmen Industries, Inc..............                    465,750
                                                                    -----------
              Medical Services - 0.17%
    1,700     Vallen Corp. *........................                     31,875
                                                                    -----------
              Oil, Gas, and Petroleum - 2.79%
   36,000     Key Production Co., Inc. *............                    231,750
   38,000     Trico Marine Services, Inc. *.........                    171,000
   26,000     Vintage Petroleum, Inc................                    115,375
                                                                    -----------
                                                                        518,125
                                                                    -----------
              Real Estate Investment Trust - 2.38%
   22,000     Pacific Gulf Properties, Inc..........                    442,750
                                                                    -----------
              Restaurants - 3.49%
   25,000     Applebee's International, Inc.........                    648,438
                                                                    -----------
              Retail - 12.73%
   31,000     Barry (R.G.) Corp. *..................                    275,125
   30,000     Dress Barn, Inc. *....................                    390,000
   21,000     Group 1 Automotive, Inc. *............                    528,937
   32,000     Maxwell Shoe Co., Inc. *..............                    416,000
   32,000     Sport Supply Group, Inc. *............                    274,000
   18,000     St John Knits, Inc....................                    480,375
                                                                    -----------
                                                                      2,364,437
                                                                    -----------
              Technology - 2.22%
   17,000     MAPICS, Inc. *........................                    183,812
   16,000     Marshall Industries *.................                    228,000
                                                                    -----------
                                                                        411,812
                                                                    -----------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

SMALL CAP VALUE FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

              Telecommunications - 3.86%
   18,000     Aliant Communications, Inc............                   $717,750
                                                                    -----------

              Total Common Stocks...................                 17,918,325
              (Cost $20,879,956)                                    -----------

Total Investments - 96.47%..........................                 17,918,325
(Cost $20,879,956)                                                  -----------

Net Other Assets and Liabilities - 3.53%............                    655,824
                                                                    -----------
Net Assets - 100.00%................................                $18,574,149
                                                                    ===========

----------
*     Non-income producing security

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

HIDDEN VALUE FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 94.26%

              Advertising - 3.28%
    1,300     Young & Rubicam, Inc. *...............                $    49,075
                                                                    -----------
              Airlines - 1.93%
    1,035     KLM Royal Dutch Air...................                     28,980
                                                                    -----------
              Automobile - 3.19%
      800     Dana Corp.............................                     30,200
      307     SPX Corp. *...........................                     17,537
                                                                    -----------
                                                                         47,737
                                                                    -----------
              Basic Materials - 6.69%
      600     Carpenter Technology Corp.............                     15,563
    1,000     Timken Co.............................                     17,687
    1,100     Trinity Industries, Inc...............                     36,231
      700     Union Carbide Corp....................                     30,800
                                                                    -----------
                                                                        100,281
                                                                    -----------
              Buildings and Construction - 2.37%
    1,800     Champion Enterprises, Inc. *..........                     35,438
                                                                    -----------
              Business Services - 4.56%
    1,500     BancTec, Inc. *.......................                     21,094
    2,500     Reynolds & Reynolds Co., Class A......                     47,187
                                                                    -----------
                                                                         68,281
                                                                    -----------
              Capital Goods - 5.64%
    1,200     Case Corp.............................                     23,400
    1,200     Flowserve Corp........................                     19,875
    1,300     Oak Industries, Inc. *................                     41,194
                                                                    -----------
                                                                         84,469
                                                                    -----------
              Chemicals and Allied Products - 1.92%
    1,200     Cambrex Corp..........................                     28,725
                                                                    -----------
              Computers - 1.35%
      700     Seagate Technology, Inc. *............                     20,256
                                                                    -----------
              Conglomerates - 9.95%
    1,800     Federal Signal Corp...................                     42,188
    1,600     Lancaster Colony Corp.................                     44,000
      800     TRW, Inc..............................                     37,800
    1,300     United Dominion Industries, Ltd.......                     25,106
                                                                    -----------
                                                                        149,094
                                                                    -----------
              Electronics - 9.04%
    1,700     Esterline Technologies Corp. *........                     29,113
    2,000     LSI Logic Corp. *.....................                     51,875
      700     Raychem Corp..........................                     15,969
    1,200     Varian Associates, Inc................                     38,400
                                                                    -----------
                                                                        135,357
                                                                    -----------
              Finance - 8.40%
    1,500     Charter One Financial, Inc............                     43,219
      900     Fleet Financial Group, Inc............                     38,644
      600     Union Planters Corp...................                     27,112
      800     UST Corp..............................                     16,750
                                                                    -----------
                                                                        125,725
                                                                    -----------
              Insurance - 2.87%
      600     Ohio Casualty Corp....................                     24,225
    1,000     Old Republic International Corp.......                     18,813
                                                                    -----------
                                                                         43,038
                                                                    -----------
              Machinery - 4.71%
    1,400     Robbins & Myers, Inc..................                     23,100
      700     Sundstrand Corp.......................                     47,381
                                                                    -----------
                                                                         70,481
                                                                    -----------
              Medical Supplies - 2.55%
    1,500     DENTSPLY International, Inc...........                     38,250

              Oil, Gas, and Petroleum - 4.74%
    1,700     Tidewater, Inc........................                     31,981
    1,100     Unocal Corp...........................                     31,006
    1,800     Vintage Petroleum, Inc................                      7,987
                                                                    -----------
                                                                         70,974
                                                                    -----------
              Publishing - 4.89%
      600     Gannett Co., Inc......................                     38,100
      700     Knight-Ridder, Inc....................                     35,131
                                                                    -----------
                                                                         73,231
                                                                    -----------
              Real Estate Investment Trust - 2.32%
    1,200     Mack-Cali Realty Corp.................                     34,725
                                                                    -----------
              Retail - 5.08%
      800     BJ's Wholesale Club, Inc. *...........                     34,850
      900     Ross Stores, Inc......................                     41,175
                                                                    -----------
                                                                         76,025
                                                                    -----------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              11
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

HIDDEN VALUE FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

              Technology - 2.23%
      500     Marshall Industries *.................                $     7,125
    2,500     National Semiconductor Corp. *........                     26,250
                                                                    -----------
                                                                         33,375
                                                                    -----------
              Telecommunications - 6.55%
    1,700     Aliant Communications, Inc............                     67,788
    2,000     Andrew Corp. *........................                     30,250
                                                                    -----------
                                                                         98,038
                                                                    -----------

              Total Common Stocks...................                  1,411,555
              (Cost $1,623,274)                                     -----------

Total Investments - 94.26%..........................                  1,411,555
(Cost $1,623,274)                                                   -----------

Net Other Assets and Liabilities - 5.74%............                     85,968
                                                                    -----------
Net Assets - 100.00%................................                $ 1,497,523
                                                                    ===========

----------
*     Non-income producing security

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

ALL CAP VALUE FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 94.18%

              Automobile - 7.16%
      850     Federal Signal Corp...................                $    19,922
      400     Ford Motor Company....................                     23,725
                                                                    -----------
                                                                         43,647
                                                                    -----------
              Banks - 4.84%
      250     Chase Manhattan Corp..................                     19,906
      180     First Union Corp......................                      9,596
                                                                    -----------
                                                                         29,502
                                                                    -----------
              Chemicals and Allied Products - 4.41%
      300     Eastman Kodak Co......................                     19,856
      135     PPG Industries, Inc...................                      7,028
                                                                    -----------
                                                                         26,884
                                                                    -----------
              Computers - 11.15%
      400     Compaq Computer Corp..................                     14,100
      195     Sun Microsystems, Inc. *..............                     18,976
      340     Sunstrand Corp........................                     23,014
      400     Unisys Corp. *........................                     11,925
                                                                    -----------
                                                                         68,015
                                                                    -----------
              Consumer Products - 3.09%
      500     PepsiCo, Inc..........................                     18,813
                                                                    -----------
              Entertainment - 3.03%
      500     Hasbro, Inc...........................                     18,500
                                                                    -----------
              Finance - 12.15%
      200     American Express Co...................                     21,700
      350     Citigroup, Inc........................                     20,562
      280     Freddie Mac...........................                     16,485
      200     Merrill Lynch & Co., Inc..............                     15,350
                                                                    -----------
                                                                         74,097
                                                                    -----------
              Health Care Services - 11.40%
      270     Abbott Laboratories...................                     12,538
      275     American Home Products Corp...........                     16,362
      550     Becton, Dickinson & Co................                     18,425
      450     United Healthcare Corp................                     22,191
                                                                    -----------
                                                                         69,516
                                                                    -----------
              Hotels and Restaurants - 3.05%
      300     Tricon Global Restaurants, Inc. *.....                     18,600
                                                                    -----------
              Oil, Gas and Petroleum - 5.93%
      240     BP Amoco Plc, ADR.....................                     20,400
      325     Schlumberger, Ltd.....................                     15,783
                                                                    -----------
                                                                         36,183
                                                                    -----------
              Packaging - 2.28%
      250     Weyerhaeuser Co.......................                     13,938
                                                                    -----------
              Publishing - 8.00%
      250     Gannett Co., Inc......................                     15,875
      325     Knight-Ridder, Inc....................                     16,311
      200     Reuters Group Plc, ADR................                     16,600
                                                                    -----------
                                                                         48,786
                                                                    -----------
              Retail - 5.38%
    1,200     K Mart Corp. *........................                     21,000
      350     Liz Claiborne, Inc....................                     11,791
                                                                    -----------
                                                                         32,791
                                                                    -----------
              Technology - 10.27%
      230     FDX Corp. *...........................                     21,965
       65     International Business Machines Corp..                     11,050
      150     United Technologies Corp..............                     18,581
      200     Xerox Corp............................                     11,038
                                                                    -----------
                                                                         62,634
                                                                    -----------
              Telecommunications - 2.04%
      190     Ameritech Corp........................                     12,421
                                                                    -----------

              Total Common Stocks...................                    574,327
              (Cost $505,626)                                       -----------

Total Investments - 94.18%..........................                    574,327
(Cost $505,626)                                                     -----------

Net Other Assets and Liabilities - 5.82%............                     35,498
                                                                    -----------
Net Assets - 100.00%................................                $   609,825
                                                                    ===========

----------
*     Non-income producing security
ADR   American Depositary Receipt

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              13
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

CORE EQUITY FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 94.79%

              Automotive - 3.31%
    2,000     General Motors Corp...................                $   165,125
                                                                    -----------
              Banks - 13.68%
    3,100     BankAmerica Corp......................                    202,469
    5,900     Bank of New York Co., Inc.............                    206,131
    5,400     U.S. Bancorp..........................                    174,488
    2,700     Wells Fargo Co........................                     99,225
                                                                    -----------
                                                                        682,313
                                                                    -----------
              Consumer Products - 13.41%
    2,300     General Electric Co...................                    230,719
    1,500     Hershey Foods Corp....................                     93,375
    1,500     Kimberly-Clark Corp...................                     70,875
    4,900     PepsiCo, Inc..........................                    184,362
    1,000     Proctor & Gamble Co...................                     89,500
                                                                    -----------
                                                                        668,831
                                                                    -----------
              Diversified - 2.20%
    1,500     American General Corp.................                    109,875
                                                                    -----------
              Finance - 4.21%
    3,000     Fannie Mae............................                    210,000
                                                                    -----------
              Health Care Services - 5.01%
    4,200     American Home Products Corp., Inc.....                    249,900
                                                                    -----------
              Insurance - 8.01%
    2,300     American International Group, Inc.....                    262,056
    2,300     Chubb Corp............................                    137,425
                                                                    -----------
                                                                        399,481
                                                                    -----------
              Machinery - 2.38%
    2,500     Ingersoll-Rand Co.....................                    118,750
                                                                    -----------
              Manufacturing - 2.84%
    1,600     Caterpillar, Inc......................                     72,900
    1,000     Illinois Tool Works, Inc..............                     68,750
                                                                    -----------
                                                                        141,650
                                                                    -----------
              Office Products - 2.15%
    2,000     Avery Dennison Corp...................                    107,375
                                                                    -----------
              Oil, Gas and Petroleum - 3.84%
    2,300     Mobil Corp............................                    191,331
                                                                    -----------
              Retail - 14.91%
    3,100     Costco Companies, Inc. *..............                    248,969
    4,500     Dayton Hudson Corp....................                    281,531
    3,600     May Department Stores Co..............                    213,300
                                                                    -----------
                                                                        743,800
                                                                    -----------
              Telecommunications - 10.92%
    1,200     AT & T Corp...........................                     98,550
    3,800     Bell Atlantic Corp....................                    218,263
    1,900     Intel Corp............................                    227,881
                                                                    -----------
                                                                        544,694
                                                                    -----------
              Technology - 4.21%
    3,800     Xerox Corp............................                    209,713
                                                                    -----------
              Utilities - 3.71%
    1,700     FPL Group, Inc........................                     87,444
    2,300     Texas Utilities Co....................                     97,606
                                                                    -----------
                                                                        185,050
                                                                    -----------

              Total Common Stocks...................                  4,727,888
              (Cost $4,415,028)                                     -----------

Total Investments - 94.79%..........................                  4,727,888
(Cost $4,415,028)                                                   -----------

Net Other Assets and Liabilities - 5.21%............                    259,859
                                                                    -----------
Net Assets - 100.00%................................                $ 4,987,747
                                                                    ===========

----------
*     Non-income producing security

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

INTERNATIONAL SMALL CAP EQUITY FUND
Portfolio of Investments -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 90.45%

              Advertising - 9.56%
   56,000     Cordiant Communications Group Plc.....                $   137,333
      600     Publicis SA...........................                    100,902
      360     PublicGroupe SA.......................                    166,494
   51,000     Saatchi & Saatchi Plc.................                    138,223
                                                                    -----------
                                                                        542,952
                                                                    -----------
              Apparel - 2.34%
   34,000     Ittierre Holding Spa..................                     79,227
      200     Jil Sander AG.........................                     53,858
                                                                    -----------
                                                                        133,085
                                                                    -----------
              Automobile - 2.22%
    9,700     Brembo Spa............................                    126,342
                                                                    -----------
              Business Services - 6.64%
   51,700     Corporate Services....................                    132,658
      325     Creyf's N.V...........................                     89,306
   14,800     Semcon AB.............................                    155,485
                                                                    -----------
                                                                        377,449
                                                                    -----------
              Commercial Services - 1.70%
    9,820     Prosegur, CIA de Seguridad SA *.......                     96,495
                                                                    -----------
              Computers - 9.48%
    8,250     IBS AB *..............................                    149,157
    4,000     Landis Group NV *.....................                     98,923
    6,200     Prokom Software GDR...................                    105,090
    4,600     Scala Business Solutions NV *.........                     38,173
    2,300     Topcall International AG..............                    147,132
                                                                    -----------
                                                                        538,475
                                                                    -----------
              Electronics - 6.20%
      350     Gretag-Macbeth Holding AG.............                     96,034
   10,500     Ideal Group SA *......................                    200,316
      230     SEZ Holding AG *......................                     55,726
                                                                    -----------
                                                                        352,076
                                                                    -----------
              Entertainment - 12.55%
    4,600     Ceske Radiokomunikace *...............                    142,600
      545     E-Pub (Holdings)......................                    245,605
    2,800     Investec-Consultoria Internacional, SA                     98,484
    1,500     Jet Multimedia........................                    147,726
      620     UBI Soft Entertainment SA.............                     78,369
                                                                    -----------
                                                                        712,784
                                                                    -----------
              Finance - 1.08%
    6,000     Flanders Language Valley Fund *.......                     61,200
                                                                    -----------
              Food & Beverages - 3.68%
      570     Belvedere SA *........................                     48,868
      590     Selecta Group.........................                    160,257
                                                                    -----------
                                                                        209,125
                                                                    -----------
              Hotels and Restaurants - 1.06%
    1,500     Flo (Groupe) *........................                     59,997
                                                                    -----------
              Industrial - 2.63%
      530     BWT AG................................                    110,976
    2,000     Fugro N.V.............................                     38,690
                                                                    -----------
                                                                        149,666
                                                                    -----------
              Insurance - 2.40%
    3,700     Mapfre Vida Seguros...................                    136,443
                                                                    -----------
              Machinery - 7.22%
    3,120     Boewe Systec AG.......................                    104,561
   16,000     Carraro Spa...........................                     73,511
    1,200     Prolion Holding N.V. *................                     95,758
    9,200     Toolex International N.V. *...........                    136,514
                                                                    -----------
                                                                        410,344
                                                                    -----------
              Manufacturing - 4.50%
    3,100     Eurobike AG...........................                     42,933
    3,480     Vossloh AG............................                     94,096
    3,900     Xeikon N.V. ADR *.....................                    118,463
                                                                    -----------
                                                                        255,492
                                                                    -----------
              Medical - 6.03%
      240     Athens Medical Care SA *..............                      5,649
   40,000     Chemunex SA *.........................                     47,923
    5,200     Pharming Group NV *...................                     46,296
    1,500     QIAGEN N.V. *.........................                    108,816
    1,250     Rhoen-Klinikum AG.....................                    133,959
                                                                    -----------
                                                                        342,643
                                                                    -----------
              Miscellaneous - 2.09%
    7,200     Funespana SA *........................                    118,946
                                                                    -----------
              Retail - 1.63%
    1,150     TAG Heuer International SA............                     92,678
                                                                    -----------
              Specialty Chemicals - 1.14%
       30     Gurit-Heberlein AG....................                     64,817
                                                                    -----------
              Technology - 1.81%
    1,200     Swisslog Holding AG...................                    102,713
                                                                    -----------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              15
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

INTERNATIONAL SMALL CAP EQUITY FUND
Portfolio of Investments (continued) -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

              Telecommunications - 1.46%
   70,000     Scoot.com Plc *.......................                $    33,116
    7,700     Granger Telecom Plc GDR *.............                     50,050
                                                                    -----------
                                                                         83,166
                                                                    -----------
              Transportation - 3.03%
    1,150     Fraikin...............................                     69,142
    4,000     Kononklijke Frans.....................                    102,661
                                                                    -----------
                                                                        171,803
                                                                    -----------

              Total Common Stocks...................                  5,138,691
              (Cost $5,246,247)                                     -----------

Total Investments - 90.45%..........................                  5,138,691
(Cost $5,246,247)                                                   -----------

Net Other Assets and Liabilities - 9.55%............                    542,327
                                                                    -----------
Net Assets - 100.00%................................                $ 5,681,018
                                                                    ===========

----------
*     Non-income producing security
ADR   American Depositary Receipt
GDR   Global Depositary Receipt

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

INTERNATIONAL SMALL CAP EQUITY FUND
Portfolio of Investments (continued) -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

COMMON STOCKS - 94.28%

              Automobile - 1.56%
    2,000     Honda Motor Co., Ltd..................                $    77,017
                                                                    -----------
              Banks - 11.68%
    1,500     Banco Commercial......................                     45,159
   11,350     Lloyds TSB Group Plc..................                    162,817
      750     National Bank of Greece, S.A..........                     54,927
    3,750     San Paolo-IMI Spa.....................                     65,537
    4,000     Sanwa Bank, Ltd.......................                     40,952
    3,000     Sumitomo Bank, Ltd....................                     36,174
      550     UBS AG................................                    171,222
                                                                    -----------
                                                                        576,788
                                                                    -----------
              Building & Construction - 1.58%
      500     Compagnie De Saint Gobain.............                     77,820
                                                                    -----------
              Computers - 4.59%
      700     Cap Gemini SA.........................                    121,181
      900     NIDEC Corp............................                    105,414
                                                                    -----------
                                                                        226,595
                                                                    -----------
              Consumer Services - 4.06%
      768     Vivendi...............................                    200,485
                                                                    -----------
              Finance - 5.38%
      300     Bellsystem 24, Inc....................                     85,949
      500     Benesse Corp..........................                     35,391
    1,500     ING Groep N.V.........................                     84,085
      400     Promise Co., Ltd......................                     18,201
      100     Shohkoh Fund & Co., Ltd...............                     41,963
                                                                    -----------
                                                                        265,589
                                                                    -----------
              Food & Beverages - 2.54%
    1,500     Douglas Holding AG....................                     71,060
      200     Selecta Group.........................                     54,325
                                                                    -----------
                                                                        125,385
                                                                    -----------
              Hotels and Restaurants - 1.36%
    5,440     Compass Group Plc.....................                     67,307
                                                                    -----------
              Insurance - 7.52%
      500     AXA Colonia Konzern AG................                     48,363
    3,650     CNP Assurances *......................                     97,690
    2,000     Fortis Bank Nederland *...............                     72,874
    8,300     Skandia Forksikrings..................                    152,596
                                                                    -----------
                                                                        371,523
                                                                    -----------
              Machinery - 4.28%
    1,040     Mannesmann AG.........................                    140,832
    1,000     Sidel SA..............................                     70,455
                                                                    -----------
                                                                        211,287
                                                                    -----------
              Manufacturing - 4.12%
   15,000     BTR Siebe Plc.........................                     63,326
    8,000     Hutchison Whampoa, Ltd................                     55,502
    1,000     Siemens AG............................                     62,322
    3,000     Smith (Howard) Limited................                     22,356
                                                                    -----------
                                                                        203,506
                                                                    -----------
              Medical Products - 11.48%
      140     Glaxo Wellcome Plc....................                      4,470
       52     Nestle SA.............................                     98,171
      102     Novartis AG...........................                    178,977
       10     Roche Holding AG......................                    126,665
   20,000     WPP Group Plc.........................                    158,446
                                                                    -----------
                                                                        566,729
                                                                    -----------
              Oil, Gas and Petroleum - 3.01%
      340     Elf Aquitaine SA......................                     35,503
   15,600     National Grid Group...................                    112,830
                                                                    -----------
                                                                        148,333
                                                                    -----------
              Pharmaceutical - 5.07%
    3,000     Rhone-Poulenc SA......................                    137,668
    8,000     SmithKline Beecham Plc................                    112,772
                                                                    -----------
                                                                        250,440
                                                                    -----------
              Publishing - 8.31%
   20,600     Mediaset Spa..........................                    194,725
   70,000     Seat-Pagine Gialle Spa................                     91,944
    1,000     Secom Co., Ltd........................                     77,607
    4,000     Singapore Press Holdings..............                     45,974
                                                                    -----------
                                                                        410,250
                                                                    -----------


                       See Notes to Financial Statements


--------------------------------------------------------------------------------
                                                                              17
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

INTERNATIONAL EQUITY FUND
Portfolio of Investments (continued) -- February 28, 1999 (unaudited)

                                                                     Value
Shares                                                              (Note 2)
------                                                              --------

              Technology - 1.07%
      700     Sony Corp.............................                $    52,968
                                                                    -----------
              Telecommunications - 16.67%
      600     Alcatel...............................                     64,630
    8,000     British Telecom Plc...................                    138,688
    2,500     Deutsche Telekom AG...................                    110,602
    4,190     Energis Plc *.........................                    100,456
    1,240     Nokia Oyj *...........................                    169,823
        2     NTT Mobile Communications.............                     81,230
    3,000     Sonera Group Oyj......................                     51,605
      600     Telecel Comunicacaoes Pessoais SA *...                    106,277
                                                                    -----------
                                                                        823,311
                                                                    -----------

              Total Common Stocks...................                  4,655,333
              (Cost $4,818,470)                                     -----------

Total Investments - 94.28%..........................                  4,655,333
(Cost $4,818,470)                                                   -----------

Net Other Assets and Liabilities - 5.72%............                    282,579
                                                                    -----------
Net Assets - 100.00%................................                $ 4,937,912
                                                                    ===========

----------
*     Non-income producing security

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18
--------------------------------------------------------------------------------

                       This page intentionally left blank.

undiscovered
   managers(TM)

      STATEMENTS OF ASSETS AND LIABILITIES o February 28, 1999 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------
                                                                Behavioral       Behavioral    Behavioral          REIT
                                                                Growth Fund      Value Fund  Long/Short Fund       Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments (Note 2):
     Investments at cost ...................................   $ 24,573,734    $    747,637    $  2,971,910    $ 18,219,759
     Net unrealized appreciation (depreciation) ............      4,432,171         (54,524)       (192,327)     (1,203,886)
                                                               ------------    ------------    ------------    ------------
       Total investments at value ..........................     29,005,905         693,113       2,779,583      17,015,873
   Cash ....................................................      1,854,187          36,738       1,502,214       1,496,055
   Receivables:
     Investments sold ......................................        105,282              --              --         299,432
     Fund shares sold ......................................         63,000              --              --          12,750
     Dividends and interest ................................          7,363             299             841          65,682
     Variation margin ......................................             --              --       3,351,000              --
     Due from Adviser, Net .................................             --          26,527          28,818              --
   Organization costs (Note 2) .............................         24,486              --              --          24,503
   Insurance fees (Note 2) .................................          4,570              --              --           3,441
   Other assets ............................................          4,789           6,117           8,158           3,091
                                                               ------------    ------------    ------------    ------------
       Total Assets ........................................     31,069,582         762,794       7,670,614      18,920,827
                                                               ------------    ------------    ------------    ------------
LIABILITIES:
   Payables:
     Investments purchased .................................        516,158              --              --       1,100,826
     Securities sold short, at value (Proceeds $2,618,902) .             --              --       2,671,380              --
     Adviser fee (Note 3) ..................................         59,257           1,195           8,130          41,613
     Accrued expenses and other payables ...................         85,058          26,925          30,453          24,730
                                                               ------------    ------------    ------------    ------------
       Total Liabilities ...................................        660,473          28,120       2,709,963       1,167,169
                                                               ------------    ------------    ------------    ------------
NET ASSETS .................................................   $ 30,409,109    $    734,674    $  4,960,651    $ 17,753,658
                                                               ============    ============    ============    ============
NET ASSETS consist of:
   Paid-in capital .........................................   $ 27,585,975    $    789,638    $  5,290,142    $ 19,800,038
   Undistributed (distribution in excess of) net investment
     income/(loss) .........................................        (66,475)           (384)          6,121         213,418
   Accumulated net realized gain (loss) on investments sold
     and foreign currency related transactions .............     (1,542,562)            (56)        (90,807)     (1,055,912)
   Net unrealized appreciation (depreciation) on investments
     and foreign currency related transactions .............      4,432,171         (54,524)       (244,805)     (1,203,886)
                                                               ------------    ------------    ------------    ------------
TOTAL NET ASSETS ...........................................   $ 30,409,109    $    734,674    $  4,960,651    $ 17,753,658
                                                               ============    ============    ============    ============

SHARES OF BENEFICIAL INTEREST
   Institutional Class:
   Net Assets ..............................................   $ 28,308,764    $    734,674    $  4,960,651    $ 17,753,658
   Shares of beneficial interest outstanding ...............      1,768,355          60,108         437,125       1,718,671
                                                               ------------    ------------    ------------    ------------
Net Asset Value, Offering and Redemption Price Per Share
(Net Assets/Shares Outstanding) ............................   $      16.01    $      12.22    $      11.35    $      10.33
                                                               ============    ============    ============    ============
   Investor Class:
   Net Assets ..............................................   $  2,100,345             N/A             N/A              --
   Shares of beneficial interest outstanding ...............        131,347             N/A             N/A              --
                                                               ------------    ------------    ------------    ------------
Net Asset Value, Offering and Redemption Price Per Share
(Net Assets/Shares Outstanding) ............................   $      15.99             N/A             N/A              --
                                                               ============    ============    ============    ============

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

------------------------------------------------------------------------------------------------------------------------------
 Special Small        Small Cap           Hidden            All Cap             Core       International Small   International
   Cap Fund          Value Fund         Value Fund        Value Fund         Equity Fund     Cap Equity fund      Equity Fund
------------------------------------------------------------------------------------------------------------------------------
$ 18,419,228       $ 20,879,956       $  1,623,274       $    505,626       $  4,415,028       $  5,246,247       $  4,818,470
  (2,003,873)        (2,961,631)          (211,719)            68,701            312,860           (107,556)          (163,137)
------------       ------------       ------------       ------------       ------------       ------------       ------------
  16,415,355         17,918,325          1,411,555            574,327          4,727,888          5,138,691          4,655,333
     662,896            509,550             56,929              7,923            175,716          1,511,092            267,899

      11,390            168,000                 --                 --            167,554                 --                 --
       4,346                 --             10,000                 --                 --                 --                 --
      15,746             14,631              1,717                987              9,730                  5              3,306
          --                 --             25,675             34,682             26,300             41,058             38,323
      24,469             24,469             24,486             24,486             24,486                 --                 --
       4,439              4,873                366                103                923                 --                 --
       2,705              2,479             18,960             14,097              1,036             17,051             16,384
------------       ------------       ------------       ------------       ------------       ------------       ------------
  17,141,346         18,642,327          1,549,688            656,605          5,133,633          6,707,897          4,981,245
------------       ------------       ------------       ------------       ------------       ------------       ------------

     217,103                 --                 --                 --            108,637            979,801                 --
      48,342             49,234              3,430                809              8,247              4,327              3,283
      38,640             18,944             48,735             45,971             29,002             42,751             40,050
------------       ------------       ------------       ------------       ------------       ------------       ------------
     304,085             68,178             52,165             46,780            145,886          1,026,879             43,333
------------       ------------       ------------       ------------       ------------       ------------       ------------
$ 16,837,261       $ 18,574,149       $  1,497,523       $    609,825       $  4,987,747       $  5,681,018       $  4,937,912
============       ============       ============       ============       ============       ============       ============

$ 19,247,520       $ 21,224,023       $  1,703,048       $    580,825       $  4,704,906       $  5,801,728       $  5,100,000
     (31,186)           (20,391)              (668)              (830)             5,995                528             10,859

    (375,200)           332,148              6,862            (38,871)           (36,014)           (10,710)            (9,785)

  (2,003,873)        (2,961,631)          (211,719)            68,701            312,860           (110,528)          (163,162)
------------       ------------       ------------       ------------       ------------       ------------       ------------
$ 16,837,261       $ 18,574,149       $  1,497,523       $    609,825       $  4,987,747       $  5,681,018       $  4,937,912
============       ============       ============       ============       ============       ============       ============

$ 16,837,261       $ 18,529,373       $  1,450,547       $    557,193       $  4,935,962       $  5,681,018       $  4,937,912
   1,503,980          1,540,798            129,901             37,977            324,897            438,044            397,105
------------       ------------       ------------       ------------       ------------       ------------       ------------

$      11.20       $      12.03       $      11.17       $      14.67       $      15.19       $      12.97       $      12.43
============       ============       ============       ============       ============       ============       ============

         N/A       $     44,776       $     46,976       $     52,632       $     51,785                N/A                N/A
         N/A              3,723              4,208              3,588              3,409                N/A                N/A
------------       ------------       ------------       ------------       ------------       ------------       ------------

         N/A       $      12.03       $      11.16       $      14.67       $      15.19                N/A                N/A
============       ============       ============       ============       ============       ============       ============

--------------------------------------------------------------------------------
                                                                              21
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

  STATEMENTS OF OPERATIONS o For the period ended February 28, 1999 (unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Behavioral      Behavioral        Behavioral           REIT
                                                            Growth Fund(1)(7) Value Fund(2)   Long/Short Fund(3)     Fund(4)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTINCOME
   Dividends (Note 2) ....................................   $    24,211      $       755        $     1,546      $   524,007
   Foreign taxes withheld on dividend income (Note 2) ....            --               --                 --               --
   Interest (Note 2) .....................................        31,649              454             15,065           15,996
   Other income ..........................................            --               --                 --               --
                                                             -----------      -----------        -----------      -----------
     Total investment income .............................        55,860            1,209             16,611          540,003
                                                             -----------      -----------        -----------      -----------
EXPENSES
   Investment advisory fees (Note 3) .....................        88,597            1,195              8,130           70,508
   Administration fees (Note 3) ..........................        18,942              283              1,311           16,647
   Custodian fees (Note 3) ...............................         9,585            1,471              2,000            5,015
   Professional fees .....................................        18,234            8,672             17,579           15,205
   Transfer Agent fees ...................................        28,509            4,057              4,268           15,395
   Trustees' fees (Note 5) ...............................         4,585               48                250            3,203
   Reports to shareholders ...............................         6,303               79                399            4,985
   Amortization of organization costs (Note 2) ...........         3,164               --                 --            3,164
   Registration fees .....................................        18,829           13,772             14,693            2,358
   Distribution fees - Investor Class (Note 3) ...........         1,159               --                 --               --
   Other fees ............................................         4,094               27                119            2,908
                                                             -----------      -----------        -----------      -----------
     Total expenses before waiver/reimbursement ..........       202,001           29,604             48,749          139,388
     Less: waiver/reimbursement (Note 3) .................       (79,621)         (28,011)           (38,259)         (45,378)
     Less: Shareholder servicing fees waiver (Note 3) ....           (45)              --                 --               --
                                                             -----------      -----------        -----------      -----------
     Total expenses net of waiver/reimbursement ..........       122,335            1,593             10,490           94,010
                                                             -----------      -----------        -----------      -----------
NET INVESTMENT INCOME (LOSS) .............................       (66,475)            (384)             6,121          445,993
                                                             -----------      -----------        -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY RELATED TRANSACTIONS (Note 2):
   Net realized gain (loss) on investments sold ..........    (1,369,152)             (56)           (90,807)        (877,220)
   Net change in unrealized appreciation (depreciation) on
     investments and foreign currency related transactions     5,384,149          (54,524)          (244,805)         112,821
                                                             -----------      -----------        -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY RELATED TRANSACTIONS .............     4,014,997          (54,580)          (335,612)        (764,399)
                                                             -----------      -----------        -----------      -----------
NETINCREASE/(DECREASE)INNET ASSETS
   RESULTINGFROMOPERATIONS ...............................   $ 3,948,522      $   (54,964)       $  (329,491)     $  (318,406)
                                                             ===========      ===========        ===========      ===========

--------------------------------------------------------------------------------
(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.
(2)   The Fund commenced investment operations on December 29, 1998.
(3)   The Fund commenced investment operations on January 6, 1999.
(4) The Fund's Institutional Class commenced investment operations on January 1, 1998, and, although authorized to issue such shares, the Fund's Investor Class had not commenced investment operations as of February 28, 1999.
(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.
(6)   The Fund commenced investment operations on January 5, 1999.
(7)   The Fund's Investor Class commenced investment operations on July 31,
      1998.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

------------------------------------------------------------------------------------------------------------------------------------
  Special Small      Small Cap           Hidden              All Cap             Core          International Small    International
   Cap Fund(5)    Value Fund(5)(7)   Value Fund(1)(7)    Value Fund(1)(7)   Equity Fund(1)(7)  Cap Equity Fund(6)     Equity Fund(6)
------------------------------------------------------------------------------------------------------------------------------------
   $  88,184       $    96,228         $     9,990         $     2,956         $    26,854         $        49         $     4,607
          --                --                  --                  --                  --                  (8)               (677)
      11,998            20,219               1,438                 394               8,707               5,131               9,933
          --                --                  --                  --                  --               1,376               2,006
   ---------       -----------         -----------         -----------         -----------         -----------         -----------
     100,182           116,447              11,428               3,350              35,561               6,548              15,869
   ---------       -----------         -----------         -----------         -----------         -----------         -----------

      88,110            90,651               6,377               1,557              12,438               4,327               3,282
      19,663            21,584               1,678                 526               4,202                 941                 864
       2,570             3,700               2,265               2,460               3,105               5,854                   4
      16,956            18,118               7,531               6,870               8,542              21,363              14,419
      14,649            28,264              14,141              23,870              24,643               4,176               2,385
       3,741             4,109                 307                  91                 787                 309               7,047
       5,887             5,426                 564                 252               1,112                 494               2,340
       3,164             3,164               3,164               3,164               3,164                  --                  --
       1,788            13,921              13,203              13,167              14,355              14,878              14,683
          --                78                  80                  83                  85                  --                  --
       3,076             2,813               1,311               1,182               1,669                   4                 453
   ---------       -----------         -----------         -----------         -----------         -----------         -----------
     159,604           191,828              50,621              53,242              74,102              52,346              45,477
     (28,236)          (70,885)            (41,815)            (51,076)            (57,377)            (46,326)            (40,467)
          --               (17)                (80)                (83)                (85)                 --                  --
   ---------       -----------         -----------         -----------         -----------         -----------         -----------
     131,368           120,926               8,726               2,083              16,640               6,020               5,010
   ---------       -----------         -----------         -----------         -----------         -----------         -----------
     (31,186)           (4,479)              2,702               1,267              18,921                 528              10,859
   ---------       -----------         -----------         -----------         -----------         -----------         -----------

      19,084           332,974              14,837             (27,793)            (32,995)            (10,710)             (9,785)

     829,800         1,263,787             168,932             128,755             493,278            (110,528)           (163,162)
   ---------       -----------         -----------         -----------         -----------         -----------         -----------

     848,884         1,596,761             183,769             100,962             460,283            (121,238)           (172,947)
   ---------       -----------         -----------         -----------         -----------         -----------         -----------

   $ 817,698       $ 1,592,282         $   186,471         $   102,229         $   479,204         $  (120,710)        $  (162,088)
   =========       ===========         ===========         ===========         ===========         ===========         ===========


--------------------------------------------------------------------------------
                                                                              23
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

                       STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Behavioral              Behavioral        Behavioral
                                                                        Growth Fund(1)(7)         Value Fund(2)   Long/Short Fund(3)
                                                             ---------------------------------- ----------------- ------------------
                                                              Six months ended                     Period ended      Period ended
                                                             February 28, 1999    Period ended  February 28, 1999  February 28, 1999
                                                                (Unaudited)     August 31, 1998    (Unaudited)        (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of period ............................  $  5,294,388      $         --    $    100,000        $    100,000
                                                                ------------      ------------    ------------        ------------
Increase in net assets resulting from operations:
   Net investment income (loss) ..............................       (66,475)           (8,228)           (384)              6,121
   Net realized gain (loss) on investments sold and
     foreign currency related transactions ...................    (1,369,152)         (173,410)            (56)            (90,807)
   Net change in unrealized appreciation (depreciation) on
     investments and foreign currency related transactions ...     5,384,149          (951,978)        (54,524)           (244,805)
                                                                ------------      ------------    ------------        ------------
   Net increase (decrease) in net assets resulting from
     operations ..............................................     3,948,522        (1,133,616)        (54,964)           (329,491)
                                                                ------------      ------------    ------------        ------------
Distributions to shareholders from:
   Institutional Class Shares:
     Net investment income ...................................            --                --              --                  --
     Net realized gains ......................................            --                --              --                  --
   Investor Class Shares:
     Net investment income ...................................            --                --              --                  --
     Net realized gains ......................................            --                --              --                  --
                                                                ------------      ------------    ------------        ------------
   Total distributions to shareholders .......................            --                --              --                  --
                                                                ------------      ------------    ------------        ------------
Capital share transactions:
   Institutional Class Shares:
     Proceeds from Shares issued .............................    20,465,947         6,766,150         689,638           5,190,142
     Issued to shareholders in reinvestment of distributions .            --                --              --                  --
     Cost of Shares repurchased ..............................    (1,446,369)         (388,146)             --                  --
                                                                ------------      ------------    ------------        ------------
     Increase in net assets derived from
       Institutional Class Share transactions ................    19,019,578         6,378,004         689,638           5,190,142
                                                                ------------      ------------    ------------        ------------
   Investor Class Shares:
     Proceeds from Shares issued .............................     2,201,505            50,000             N/A                 N/A
     Issued to shareholders in reinvestment of distributions .            --                --             N/A                 N/A
     Cost of Shares repurchsed ...............................       (54,884)               --             N/A                 N/A
                                                                ------------      ------------    ------------        ------------
     Increase in net assets derived from
       Investor Class Share transactions .....................     2,146,621            50,000             N/A                 N/A
                                                                ------------      ------------    ------------        ------------
Increase in net assets derived from  capital share
  transactions ...............................................    21,166,199         6,428,004         689,638           5,190,142
                                                                ------------      ------------    ------------        ------------
Total increase in net assets .................................    25,114,721         5,294,388         634,674           4,860,651
                                                                ------------      ------------    ------------        ------------
NET ASSETS at end of period (including line A) ...............  $ 30,409,109      $  5,294,388    $    734,674        $  4,960,651
                                                                ============      ============    ============        ============
(A) Undistributed net investment income ......................  $    (66,475)     $         --    $       (384)       $      6,121
                                                                ============      ============    ============        ============
OTHER INFORMATION:
Share transactions:
   Institutional Class Shares:
     Sold ....................................................     1,421,524           470,937          52,108             429,125
     Issued to shareholders in reinvestment of distributions .            --                --              --                  --
     Repurchased .............................................       (96,321)          (27,785)             --                  --
                                                                ------------      ------------    ------------        ------------
       Total Institutional Class transactions ................     1,325,203           443,152          52,108             429,125
                                                                ------------      ------------    ------------        ------------
   Investor Class Shares:
     Sold ....................................................       131,347             3,392             N/A                 N/A
     Issued to shareholders in reinvestment of distributions .            --                --             N/A                 N/A
     Repurchased .............................................        (3,392)               --             N/A                 N/A
                                                                ------------      ------------    ------------        ------------
       Total Investor Class transactions .....................       127,955             3,392             N/A                 N/A
                                                                ------------      ------------    ------------        ------------
Net increase in capital shares ...............................     1,453,158           446,544          52,108             429,125
                                                                ============      ============    ============        ============

----------
(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.
(2)   The Fund commenced investment operations on December 29, 1998.
(3)   The Fund commenced investment operations on January 6, 1999.
(4) The Fund's Institutional Class commenced investment operations on January 1, 1998, and, although authorized to issue such shares, the Fund's Investor Class had not commenced investment operations as of February 28, 1999.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
24
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

-----------------------------------------------------------------------------------------------------------------------------------
            REIT                         Special Small                       Small Cap                         Hidden
           Fund(4)                        Cap Fund(5)                    Value Fund(5)(7)                 Value Fund(1)(7)
-------------------------------  -------------------------------  ------------------------------- --------------------------------
Six months ended                 Six months ended                 Six months ended                Six months ended
  February 28,                     February 28,                      February 28,                    February 28,
     1999        Period ended          1999       Period ended          1999       Period ended         1999        Period ended
 (Unaudited)    August 31, 1998    (Unaudited)   August 31, 1998     (Unaudited)  August 31, 1998   (Unaudited)    August 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
$  9,122,042   $         --       $ 11,286,389    $         --       $ 13,879,749    $    100,000    $    964,979    $         --
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------

     445,993        168,577            (31,186)        (27,446)            (4,479)          4,458           2,702           2,819

    (877,220)      (189,265)            19,084        (394,284)           332,974          71,166          14,837           6,245

     112,821     (1,316,707)           829,800      (2,833,673)         1,263,787      (4,225,418)        168,932        (380,651)
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------
    (318,406)    (1,337,395)           817,698      (3,255,403)         1,592,282      (4,149,794)        186,471        (371,587)
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------

    (363,218)            --                 --              --            (23,448)             --          (8,960)             --
          --             --                 --              --            (71,810)             --         (13,732)             --

          --             --                 --              --                (30)             --            (318)             --
          --             --                 --              --               (181)             --            (488)             --
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------
    (363,218)            --                 --              --            (95,469)             --         (23,498)             --
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------

   9,338,677     10,717,058          9,488,210      15,289,122          4,741,416      18,068,590         386,298       1,903,880
     362,073             --                 --              --             94,600              --          22,692              --
    (387,510)      (257,621)        (4,755,036)       (747,330)        (1,649,454)       (177,415)        (40,199)       (617,314)
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------

   9,313,240     10,459,437          4,733,174      14,541,792          3,186,562      17,891,175         368,791       1,286,566
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------

          --                               N/A             N/A                N/A          10,814          38,368          50,000
          --            N/A                N/A             N/A                211              --             780              --
          --            N/A                N/A             N/A                 --              --              --              --
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------

          --            N/A                N/A             N/A             11,025          38,368             780          50,000
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------
   9,313,240     10,459,437          4,733,174      14,541,792          3,197,587      17,929,543         369,571       1,336,566
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------
   8,631,616      9,122,042          5,550,872      11,286,389          4,694,400      13,779,749         532,544         964,979
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------
$ 17,753,658   $  9,122,042       $ 16,837,261    $ 11,286,389       $ 18,574,149    $ 13,879,749    $  1,497,523    $    964,979
============   ============       ============    ============       ============    ============    ============    ============
$    213,418   $    130,644       $    (31,186)   $         --       $    (20,391)   $ 7,565         $       (668)   $      5,908
============   ============       ============    ============       ============    ============    ============    ============

     863,649        878,904            418,706       1,143,447            406,139       1,263,238          37,296         140,327
      29,824             --                 --              --              6,094              --           2,035              --
     (32,438)       (21,268)                --         (58,173)          (133,799)           (874)         (4,192)        (45,565)
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------
     861,035        857,636            418,706       1,085,274            278,434       1,262,364          35,139          94,762
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------

          --            N/A                N/A             N/A                852           2,854              --           4,136
          --            N/A                N/A             N/A                 18              --              72              --
          --            N/A                N/A             N/A                 --              --              --              --
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------
          --            N/A                N/A             N/A                870           2,854              72           4,136
------------   ------------       ------------    ------------       ------------    ------------    ------------    ------------
     861,035        857,636            418,706       1,085,274            279,304       1,265,218          35,211          98,898
============   ============       ============    ============       ============    ============    ============    ============

----------
(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.
(6)   The Fund commenced investment operations on January 5, 1999.
(7)   The Fund's Investor Class commenced investment operations on July 31,
      1998.

                 Statements of Changes in Net Assets (continued)


--------------------------------------------------------------------------------
                                                                              25
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

                                                  STATEMENTS OF CHANGES IN NET ASSETS (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             All Cap                           Core
                                                                         Value Fund(1)(7)                 Equity Fund(1)(7)
                                                                --------------------------------- ---------------------------------
                                                                Six months ended                  Six months ended
                                                                February 28, 1999  Period ended   February 28, 1999   Period ended
                                                                   (Unaudited)    August 31, 1998    (Unaudited)    August 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of period ............................... $   329,619       $        --     $ 1,338,493      $        --
                                                                  -----------       -----------     -----------      -----------
Increase in net assets resulting from operations:
   Net investment income (loss) .................................       1,267             1,621          18,921            5,068
   Net realized gain (loss) on investments sold and
     foreign currency related transactions ......................     (27,793)          (11,078)        (32,995)          (3,019)
   Net change in unrealized appreciation (depreciation) on
     investments and foreign currency related transactions ......     128,755           (60,054)        493,278
                                                                                                                        (180,418)
                                                                  -----------       -----------     -----------      -----------
   Net increase (decrease) in net assets resulting from
     operations .................................................     102,229           (69,511)        479,204         (178,369)
                                                                  -----------       -----------     -----------      -----------
Distributions to shareholders from:
   Institutional Class Shares:
     Net investment income ......................................      (5,968)               --         (20,802)              --
     Net realized gains .........................................          --                --              --               --
   Investor Class Shares:
     Net investment income ......................................        (839)               --            (281)              --
     Net realized gains .........................................          --                --              --               --
                                                                  -----------       -----------     -----------      -----------
   Total distributions to shareholders ..........................      (6,807)               --         (21,083)              --
                                                                  -----------       -----------     -----------      -----------
Capital share transactions:
   Institutional Class Shares:
     Proceeds from Shares issued ................................     279,072           401,654       3,384,613        1,586,277
     Issued to shareholders in reinvestment of distributions ....       5,968                --          20,802               --
     Cost of Shares repurchased .................................    (101,021)          (52,524)       (214,533)        (119,415)
                                                                  -----------       -----------     -----------      -----------
     Increase in net assets derived from
       Institutional Class Share transactions ...................     184,019           349,130       3,190,882        1,466,862
                                                                  -----------       -----------     -----------      -----------
   Investor Class Shares:
     Proceeds from Shares issued ................................          --            50,000              --           50,000
     Issued to shareholders in reinvestment of distributions ....         765                --             251               --
     Cost of Shares repurchased .................................          --                --              --               --
                                                                  -----------       -----------     -----------      -----------
     Increase in net assets derived from Investor
       Class Share transactions .................................         765            50,000             251           50,000
                                                                  -----------       -----------     -----------      -----------
Increase in net assets derived from  capital share
  transactions ..................................................     184,784           399,130       3,191,133        1,516,862
                                                                  -----------       -----------     -----------      -----------
Total increase in net assets ....................................     280,206           329,619       3,649,254        1,338,493
                                                                  -----------       -----------     -----------      -----------
NET ASSETS at end of period (including line A) .................. $   609,825       $   329,619     $ 4,987,747      $ 1,338,493
                                                                  ===========       ===========     ===========      ===========
(A) Undistributed (distribution in excess of) net investment
      income .................................................... $      (830)      $     4,710     $     5,995      $     8,157
                                                                  ===========       ===========     ===========      ===========
OTHER INFORMATION:
Share transactions:
   Institutional Class Shares:
     Sold .......................................................      19,530            29,587         235,712          105,147
     Issued to shareholders in reinvestment of distributions ....         443                --           1,431               --
     Repurchased ................................................      (7,069)           (4,514)        (13,830)          (3,562)
                                                                  -----------       -----------     -----------      -----------
       Total Institutional Class Share transactions .............      12,904            25,073         223,313          101,585
                                                                  -----------       -----------     -----------      -----------
   Investor Class Shares:
     Sold .......................................................          --             3,526              --            3,390
     Issued to shareholders in reinvestment of distributions ....          62                --              19               --
     Repurchased ................................................          --                --              --               --
                                                                  -----------       -----------     -----------      -----------
       Total Investor Class Share transactions ..................          62             3,526              19            3,390
                                                                  -----------       -----------     -----------      -----------
Net increase in capital shares ..................................      12,966            28,599         223,332          104,975
                                                                  ===========       ===========     ===========      ===========

----------
(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.
(2)   The Fund commenced investment operations on December 29, 1998.
(3)   The Fund commenced investment operations on January 6, 1999.
(4) The Fund's Institutional Class commenced investment operations on January 1, 1998, and, although authorized to issue such shares, the Fund's Investor Class had not commenced investment operations as of February 28, 1999.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
26
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

-------------------------------------
International Small   International
 Cap Equity Fund(6)  Equity Fund(6)
-------------------------------------
   Period ended       Period ended
 February 28, 1999  February 28, 1999
    (Unaudited)        (Unaudited)
-------------------------------------
   $   100,000         $   100,000
   -----------         -----------
           528              10,859
       (10,710)             (9,785)
      (110,528)           (163,162)
   -----------         -----------
      (120,710)           (162,088)
   -----------         -----------
            --                  --
            --                  --
            --                  --
            --                  --
   -----------         -----------
            --                  --
   -----------         -----------
     5,701,728           5,000,000
            --                  --
            --                  --
   -----------         -----------
     5,701,728           5,000,000
   -----------         -----------
           N/A                 N/A
           N/A                 N/A
           N/A                 N/A
   -----------         -----------
           N/A                 N/A
   -----------         -----------
     5,701,728           5,000,000
   -----------         -----------
     5,581,018           4,837,912
   -----------         -----------
   $ 5,681,018         $ 4,937,912
   ===========         ===========
   $       528         $    10,859
   ===========         ===========
       430,044             389,105
            --                  --
            --                  --
   -----------         -----------
       430,044             389,105
   -----------         -----------
           N/A                 N/A
           N/A                 N/A
           N/A                 N/A
   -----------         -----------
           N/A                 N/A
   -----------         -----------
       430,044             389,105
   ===========         ===========

----------
(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.
(6)   The Fund commenced investment operations on January 5, 1999.
(7)   The Fund's Investor Class commenced investment operations on July 31,
      1998.


--------------------------------------------------------------------------------
                                                                              27
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

                                  FINANCIAL HIGHLIGHTS - For a Share outstanding throughout the periods
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Behavioral Growth Fund
                                                         ------------------------------------------------------------------
                                                                  Institutional Class(1)                 Investor Class(7)
                                                         ------------------------------------   -----------------------------------
                                                            Six months ended                    Six months ended
                                                            February 28, 1999  Period ended     February 28, 1999     Period ended
                                                               (Unaudited)    August 31, 1998      (Unaudited)      August 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period .......................  $    11.86          $    12.50         $    11.85       $    14.74

Income from Investment Operations:
   Net investment income (loss) (+) ........................       (0.04)              (0.02)             (0.02)            0.00(A)
   Net realized and unrealized gain (loss)
     on investments and foreign currencies .................        4.19               (0.62)              4.16            (2.89)
                                                              ----------          ----------         ----------       ----------
   Total income (loss) from Investment Operations ..........        4.15               (0.64)              4.14            (2.89)
                                                              ----------          ----------         ----------       ----------
Less Distributions:
   Dividends from net investment income ....................        0.00                0.00               0.00             0.00
   Distributions from capital gains ........................        0.00                0.00               0.00             0.00
                                                              ----------          ----------         ----------       ----------
   Total distributions .....................................        0.00                0.00               0.00             0.00
                                                              ----------          ----------         ----------       ----------

Net increase (decrease) in net asset value from operations .        4.15               (0.64)              4.14            (2.89)
                                                              ----------          ----------         ----------       ----------

Net Asset Value, end of period .............................  $    16.01          $    11.86         $    15.99       $    11.85
                                                              ==========          ==========         ==========       ==========

Total Return ...............................................       34.99%**            (5.12)%**          34.94%**        (19.61)%**
Ratios / Supplemental Data:
Net Assets, end of period (in 000's) .......................  $   28,309          $    5,254         $    2,100       $       40
Ratios to average net assets:
   Net investment income (loss) including reimbursement ....       (0.70)%*            (0.35)%*           (0.70)%*         (0.35)%*
   Operating expenses including reimbursement ..............        1.30%*              1.30%*             1.30%*           1.30%*
Portfolio Turnover Rate ....................................          26%**               67%**              26%**            67%**

+  The operating expenses of the Fund may reflect a reduction of the Adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss)
   per share would have been as follows:
   Net investment income (loss) ............................       (1.56)%*            (5.08)%*           (1.91)%*         (5.43)%*
   Operating Expenses ......................................        2.16%*              6.03%*             2.51%*           6.38%*
   Net investment income (loss) per share ..................  $    (0.08)         $    (0.27)        $    (0.05)      $    (0.07)

----------
*     Annualized
**    Not Annualized
(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.
(2)   The Fund commenced investment operations on December 29, 1998.
(3)   The Fund commenced investment operations on January 6, 1999.
(4) The Fund's Institutional Class commenced investment operations on January 1, 1998, and, although authorized to issue such shares, the Fund's Investor Class had not commenced investment operations as of February 28, 1999.
(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.
(6)   The Fund commenced investment operations on January 5, 1999.
(7)   The Fund's Investor Class commenced investment operations on July 31,
      1998.
(A)   Represents less than $0.005 per share.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
28
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

--------------------------------------------------------------------------------------------------------------------------
      Behavioral            Behavioral
      Value Fund          Long/Short Fund                      REIT Fund                       Special Small Cap Fund
----------------------  ----------------------  ------------------------------------    ----------------------------------
Institutional Class(6)  Institutional Class(6)             Institutional Class(4)              Institutional Class(5)
----------------------  ----------------------  ------------------------------------    ----------------------------------
     Period ended            Period ended        Six months ended                         Six months ended
   February 28, 1999       February 28, 1999     February 28, 1999      Period ended      February 28, 1999   Period ended
      (Unaudited)             (Unaudited)          (Unaudited)         August 31, 1998       (Unaudited)     August 31, 1998
--------------------------------------------------------------------------------------------------------------------------
$    12.50                  $    12.50            $    10.64            $    12.50         $    10.40        $    12.50


     (0.01)                       0.01                  0.33                  0.20              (0.02)            (0.03)

     (0.27)                      (1.16)                (0.36)                (2.06)              0.82             (2.07)
----------                  ----------            ----------            ----------         ----------        ----------
     (0.28)                      (1.15)                (0.03)                (1.86)              0.80             (2.10)
----------                  ----------            ----------            ----------         ----------        ----------


      0.00                        0.00                 (0.28)                 0.00               0.00              0.00
      0.00                        0.00                  0.00                  0.00               0.00              0.00
----------                  ----------            ----------            ----------         ----------        ----------
      0.00                        0.00                 (0.28)                 0.00               0.00              0.00
----------                  ----------            ----------            ----------         ----------        ----------

     (0.28)                      (1.15)                (0.31)                (1.86)              0.80             (2.10)

----------                  ----------            ----------            ----------         ----------        ----------
$    12.22                  $    11.35            $    10.33            $    10.64         $    11.20        $    10.40
==========                  ==========            ==========            ==========         ==========        ==========


     (2.24)%**                   (9.20)%**             (0.44)%**            (14.88)%**           7.69%**         (16.80)%**


$      735                  $    4,961            $   17,754            $    9,122         $   16,837        $   11,286

     (0.34)%*                     1.16%*                6.70%*                4.85%*            (0.40)%*          (0.51)%*
      1.40%*                      2.00%*                1.40%*                1.40%*             1.67%*            1.70%*
         5%**                        9%**                 30%**                 52%**               9%**              9%**



    (24.96)%*                    (6.13)%*               6.01%*                1.63%*            (0.76)%*          (3.13)%*
     26.02%*                      9.29                  2.09%*                4.62%*             2.03%*            4.32%*
$    (0.47)                 $    (0.07)           $     0.29            $     0.07         $    (0.04)       $    (0.15)

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              29
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

                         FINANCIAL HIGHLIGHTS (continued) - For a Share outstanding throughout the periods
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Small Cap Value Fund
                                                         ---------------------------------------------------------------------------
                                                                 Institutional Class(5)                Investor Class(7)
                                                         ------------------------------------   ------------------------------------
                                                            Six months ended                    Six months ended
                                                            February 28, 1999  Period ended     February 28, 1999     Period ended
                                                              (Unaudited)     August 31, 1998      (Unaudited)      August 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ........................$    10.90         $    12.50        $    10.91          $    13.45

Income from Investment Operations:
   Net investment income (loss) (+) .........................      0.00(A)            0.00(A)           0.00(A)             0.00(A)
   Net realized and unrealized gain (loss)
     on investments and foreign currencies ..................      1.19              (1.60)             1.18               (2.54)
                                                             ----------         ----------        ----------          ----------
   Total income (loss) from Investment Operations ...........      1.19              (1.60)             1.18               (2.54)
                                                             ----------         ----------        ----------          ----------
Less Distributions:
   Dividends from net investment income .....................     (0.01)              0.00             (0.01)               0.00
   Distributions from capital gains .........................     (0.05)              0.00             (0.05)               0.00
                                                             ----------         ----------        ----------          ----------
   Total distributions ......................................     (0.06)              0.00             (0.06)               0.00
                                                             ----------         ----------        ----------          ----------
Net increase (decrease) in net asset value from operations ..      1.13              (1.60)             1.12               (2.54)
                                                             ----------         ----------        ----------          ----------
Net Asset Value, end of period ..............................$    12.03         $    10.90        $    12.03          $    10.91
                                                             ==========         ==========        ==========          ==========

Total Return ................................................     10.96%**          (12.80)%**         10.89%**           (18.88)%**

Ratios / Supplemental Data:
Net Assets, end of period (in 000's) ........................$   18,529         $   13,849        $       45          $       31
Ratios to average net assets:
   Net investment income (loss) including reimbursement .....     (0.05)%*            0.15%*           (0.05)%*             0.15%*
   Operating expenses including reimbursement ...............      1.40%*             1.40%*            1.40%*              1.40%*
Portfolio Turnover Rate .....................................         8%**              10%**              8%**               10%**

+  The operating expenses of the Fund may reflect a reduction of the Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
   Net investment income (loss) .............................     (0.87)%*           (3.32)%*          (1.22)%*            (3.67)%*
   Operating Expenses .......................................      2.22%*             4.87%*            2.57%*              5.22%*
   Net investment income (loss) per share ...................$     0.22         $    (0.08)       $     0.11          $    (0.04)

----------
*     Annualized
**    Not Annualized
(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.
(2)   The Fund commenced investment operations on December 29, 1998.
(3)   The Fund commenced investment operations on January 6, 1999.
(4) The Fund's Institutional Class commenced investment operations on January 1, 1998, and, although authorized to issue such shares, the Fund's Investor Class had not commenced investment operations as of February 28, 1999.
(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.
(6)   The Fund commenced investment operations on January 5, 1999.
(7)   The Fund's Investor Class commenced investments operations on July 31,
      1998.
(A)   Represents less than $0.005 per share.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
30
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

--------------------------------------------------------------------------------
                              Hidden Value Fund
   ------------------------------------------------------------------------
           Institutional Class(1)                Investor Class(7)
   ----------------------------------  ------------------------------------
   Six months ended                    Six months ended
   February 28, 1999   Period ended    February 28, 1999     Period ended
      (Unaudited)     August 31, 1998     (Unaudited)      August 31, 1998
--------------------------------------------------------------------------------
    $    9.76          $   12.50           $    9.76          $   12.09

         0.02               0.03                0.02               0.01

         1.59              (2.77)               1.58              (2.34)
    ---------          ---------           ---------          ---------
         1.61              (2.74)               1.60              (2.33)
    ---------          ---------           ---------          ---------

        (0.08)              0.00               (0.08)              0.00
        (0.12)              0.00               (0.12)              0.00
    ---------          ---------           ---------          ---------
        (0.20)              0.00               (0.20)              0.00
    ---------          ---------           ---------          ---------

         1.41              (2.74)               1.40              (2.33)
    ---------          ---------           ---------          ---------
    $   11.17          $    9.76           $   11.16          $    9.76
    =========          =========           =========          =========

        16.45%**          (21.92)%**           16.34%**          (19.27)%**

    $   1,451          $     925           $      47          $      40

         0.40%*             0.58%*              0.40%*             0.58%*
         1.30%*             1.30%*              1.30%*             1.30%*
           25%**              74%**               25%**              74%**

        (5.83)%*          (15.16)%*            (6.18)%*          (15.51)%*
         7.53%*            17.04%*              7.88%*            17.39%*
    $   (1.41)         $   (0.77)          $   (1.53)         $   (0.15)

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              31
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

                                        FINANCIAL HIGHLIGHTS (continued) - For a Share outstanding throughout the periods
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 All Cap Value Fund
                                                         ---------------------------------------------------------------------------
                                                                 Institutional Class(5)                Investor Class(7)
                                                         ------------------------------------   ------------------------------------
                                                            Six months ended                    Six months ended
                                                            February 28, 1999  Period ended     February 28, 1999     Period ended
                                                              (Unaudited)     August 31, 1998      (Unaudited)      August 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period .........................  $ 11.53           $ 12.50            $ 11.52            $ 14.18

Income from Investment Operations:
   Net investment income (loss) (+) ..........................     0.04              0.06               0.04               0.01
   Net realized and unrealized gain (loss)
     on investments and foreign currencies ...................     3.34             (1.03)              3.35              (2.67)
                                                                -------           -------            -------            -------
   Total income (loss) from Investment Operations ............     3.38             (0.97)              3.39              (2.66)
                                                                -------           -------            -------            -------
Less Distributions:
   Dividends from net investment income ......................    (0.24)             0.00              (0.24)              0.00
   Distributions from capital gains ..........................     0.00              0.00               0.00               0.00
                                                                -------           -------            -------            -------
   Total distributions .......................................    (0.24)             0.00              (0.24)              0.00
                                                                -------           -------            -------            -------
Net increase (decrease) in net asset value from operations ...     3.14             (0.97)              3.15              (2.66)
                                                                -------           -------            -------            -------
Net Asset Value, end of period ...............................  $ 14.67           $ 11.53            $ 14.67            $ 11.52
                                                                =======           =======            =======            =======

Total Return .................................................    29.48%**          (7.76)%**          29.59%**          (18.76)%**

Ratios / Supplemental Data:
Net Assets, end of period (in 000's) .........................  $   557           $   289            $    53            $    41
Ratios to average net assets:
   Net investment income (loss) including reimbursement ......     0.60%*            0.95%*             0.60%*            (0.95)%*
   Operating expenses including reimbursement ................     0.99%*            0.99%*             0.99%*             0.99%*
Portfolio Turnover Rate ......................................       34%**             36%**              34%**              36%**

+  The operating expenses of the Fund may reflect a reduction of the Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

   Net investment income (loss) ... ...........................  (23.67)%*         (41.18)%*          (24.07)%*          (41.53)%*
   Operating Expenses .........................................   25.26%*           43.12%*            25.66%*            43.47%*
   Net investment income (loss) per share ..................... $ (4.34)          $ (2.73)           $ (1.75)           $ (0.48)

----------
*     Annualized
**    Not Annualized
(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.
(2)   The Fund commenced investment operations on December 29, 1998.
(3)   The Fund commenced investment operations on January 6, 1999.
(4) The Fund's Institutional Class commenced investment operations on January 1, 1998, and, although authorized to issue such shares, the Fund's Investor Class had not commenced investment operations as of February 28, 1999.
(5) The Fund's Institutional Class commenced investment operations on December 30, 1997.
(6)   The Fund commenced investment operations on January 5, 1999.
(7)   The Fund's Investor Class commenced investments operations on July 31,
      1998.
(A)   Represents less than $0.005 per share.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
32
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

------------------------------------------------------------------------------------------------------------------------
                                                                             International Small       International
                              Core Equity Fund                                 Cap Equity Fund          Equity Fund
   ---------------------------------------------------------------------   ---------------------- ----------------------
         Institutional Class(1)                Investor Class(7)           Institutional Class(6) Institutional Class(6)
   ----------------------------------  ---------------------------------   ---------------------- ----------------------
   Six months ended                    Six months ended                         Period  ended          Period ended
   February 28, 1999   Period ended    February 28, 1999  Period ended        February 28, 1999      February 28, 1999
      (Unaudited)     August 31, 1998     (Unaudited)    August 31, 1998         (Unaudited)            (Unaudited)
------------------------------------------------------------------------------------------------------------------------
     $   12.75         $   12.50           $   12.75       $   14.75             $   12.50               $   12.50

          0.08              0.05                0.08            0.01                  0.00(A)                 0.03

          2.44              0.20                2.44           (2.01)                 0.47                   (0.10)
     ---------         ---------           ---------       ---------             ---------               ---------
          2.52              0.25                2.52           (2.00)                 0.47                   (0.07)
     ---------         ---------           ---------       ---------             ---------               ---------

         (0.08)             0.00               (0.08)           0.00                  0.00                    0.00
          0.00              0.00                0.00            0.00                  0.00                    0.00
     ---------         ---------           ---------       ---------             ---------               ---------
         (0.08)             0.00               (0.08)           0.00                  0.00                    0.00
     ---------         ---------           ---------       ---------             ---------               ---------

          2.44              0.25                2.44           (2.00)                 0.47                   (0.07)
     ---------         ---------           ---------       ---------             ---------               ---------

     $   15.19         $   12.75           $   15.19       $   12.75             $   12.97               $   12.43
     =========         =========           =========       =========             =========               =========

         19.82%**           2.00%**            19.82%**       (13.56)%**              3.76%**                (0.56)%**

     $   4,936         $   1,295           $      52       $      43             $   5,681               $   4,938

          1.12%*            1.18%*              1.12%*          1.18%*                0.14%*                  3.14%*
          0.99%*            0.99%*              0.99%*          0.99%*                1.60%*                  1.45%*
             8%**             46%**                8%**           46%**                 37%**                    0%**

         (2.29)%*         (16.23)%*            (2.65)%*       (16.58)%*             (12.17)%*                (8.57)%*
          4.40%*           18.40%*              4.76%*         18.75%*               13.91%*                 13.16%*
     $   (0.16)        $   (0.68)          $   (0.19)      $   (0.21)            $   (0.10)              $   (0.07)

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              33
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

NOTES TO FINANCIAL STATEMENTS

1. Organization

Undiscovered Managers Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of eleven separately managed portfolios. The accompanying financial statements and financial highlights are those of the Funds, specifically Undiscovered Managers Behavioral Growth Fund ("Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund ("Behavioral Value Fund"), Undiscovered Managers Behavioral Long/Short Fund ("Behavioral Long/Short Fund"), Undiscovered Managers REIT Fund ("REIT Fund"), Undiscovered Managers Special Small Cap Fund ("Special Small Cap Fund"), Undiscovered Managers Small Cap Value Fund ("Small Cap Value Fund"), Undiscovered Managers Hidden Value Fund ("Hidden Value Fund"), Undiscovered Managers All Cap Value Fund ("All Cap Value Fund"), Undiscovered Managers Core Equity Fund ("Core Equity Fund"), UM International Small Cap Equity Fund ("International Small Cap Equity Fund") and UM International Equity Fund ("International Equity Fund") each a "Fund", and collectively, the "Funds". Each Fund is a diversified fund except for the Special Small Cap Fund and the REIT Fund, which are non-diversified.

The Behavioral Growth, REIT, Small Cap Value, Hidden Value, All Cap Value and Core Equity Funds are authorized to issue two classes of shares (Institutional Class shares and Investor Class shares), while the Behavioral Value, Behavioral Long/Short, Special Small Cap, International Small Cap Equity and International Equity Funds are authorized to issue only Institutional Class shares. Each class of shares represents interests in the assets of the Portfolio and has identical voting, dividend, liquidation and other rights. Each class of shares bears its own proportional share of fund level expenses and the Investor Class of shares bears a service and distribution fee. The REIT Fund was authorized to issue Investor Class Shares on December 15, 1998.

2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Portfolio Valuation: Domestic and foreign investments in securities which are traded on a recognized stock exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, or in the case of over-the-counter securities not traded on a recognized stock exchange or on the NASDAQ National Market System, at the last bid price. Short-term obligations that mature in sixty days or less are valued at amortized cost, which approximates market value. All other securities for which market quotations are not readily available (including restricted securities, if any) and all other assets are appraised at their fair value as determined in good faith under guidelines established by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

Securities Sold Short: A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis.

Foreign Currency Translation: The books and records of each Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreci-


--------------------------------------------------------------------------------
34
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

NOTES TO FINANCIAL STATEMENTS (continued)

ation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses occuring between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to qualify each year as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of its net investment income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

Classes: Class-specific expenses are borne by the relevant class. Income, non-class specific expenses and realized and unrealized gains/(losses) are allocated to the respective classes on the basis of relative net assets.

Expenses: The Trust accounts separately for the assets, liabilities, and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated based upon the relative net assets of each Fund.

Organization Costs: The Funds have reimbursed Undiscovered Managers, LLC (the "Adviser") for certain costs incurred in connection with the Funds' organization. These organization costs are being amortized on a straight-line basis over five years for the Behavioral Growth, REIT, Special Small Cap, Small Cap Value, Hidden Value, All Cap Value and Core Equity Funds. Start-up costs for the Behavioral Value, Behavioral Long/Short, International Small Cap Equity and International Equity Funds will be expensed as incurred in accordance with SOP 98-5.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Each repurchase agreement transaction is recorded at cost plus accrued interest. The value of the collateral securities, including accrued interest, is monitored daily to ensure that the value of the collateral securities equals or exceeds the repurchase price, including accrued interest. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase.

3. Investment Advisory, Sub-Advisory, Administration and Other Fees

The Trust and the Adviser are parties to a management agreement on behalf of each Fund under which the Adviser provides services for a fee, computed daily and paid monthly, at the following annual percentage rates based on the average daily net assets of each Fund: 0.95% for the Behavioral Growth Fund, 1.05% for the Behavioral Value Fund, 1.55% for the Behavioral Long/Short Fund, 1.05% for the REIT Fund, 0.65% to 1.65% (depending on the investment performance of the Fund) for the Special Small Cap Fund, 1.05% for the Small Cap Value Fund, 0.95% for the Hidden Value Fund, 0.74% for the All Cap Value Fund, 0.74% for the Core Equity Fund, 1.15% for the International Small Cap Equity Fund and 0.95% for the International Equity Fund; provided however, with respect to the Special Small Cap Fund, prior to December 30, 1998, its annual advisory fee rate was 1.15%.


--------------------------------------------------------------------------------
                                                                              35
--------------------------------------------------------------------------------
undiscovered
   managers(TM)

NOTES TO FINANCIAL STATEMENTS (continued)

The Adviser has voluntarily agreed, for an indefinite period, to reduce its fees and pay the expenses of each Fund's Institutional and Investor Classes in excess of the following annual percentage rates of the average daily net assets of such Fund's Institutional and Investor Classes, respectively, subject to the obligation of each class of a Fund to repay the Adviser such class's expenses in future years, if any, when such class's expenses fall below the stated percentage rate, but only to the extent that such repayment would not cause such class's expenses in any such future year to exceed the stated percentage rate, and provided that such class is not obligated to repay any such expenses more than two years after the end of the fiscal year in which they were incurred:
1.30% and 1.65% for the Behavioral Growth Fund's Institutional Class and Investor Class, respectively; 1.40% for the Behavioral Value Fund's Institutional Class; 2.00% for the Behavioral Long/Short Fund's Institutional Class; 1.40% and 1.75% for the REIT Fund's Institutional Class and Investor Class, respectively; the sum of 0.55% plus the advisory fee rate for the Special Small Cap Fund's Institutional Class for the year in question; 1.40% and 1.75% for the Small Cap Value Fund's Institutional Class and Investor Class, respectively; 1.30% and 1.65% for the Hidden Value Fund's Institutional Class and Investor Class, respectively; 0.99% and 1.34% for the All Cap Value Fund's Institutional Class and Investor Class, respectively, 0.99% and 1.34% for the Core Equity Fund's Institutional Class and Investor Class, respectively; 1.60% for the International Small Cap Equity Fund's Institutional Class and 1.45% for the International Equity Fund's Institutional Class.

For the period ended February 28, 1999, the Adviser reduced its fees and bore expenses pursuant to this voluntary agreement in the aggregate amounts of $79,621, $28,011, $38,259, $45,378, $28,236, $70,885, $41,815, $51,076, $57,377,
$46,326, and $40,467 for the Behavioral Growth Fund, the Behavioral Value Fund, the Behavioral Long/Short Fund, the REIT Fund, the Special Small Cap Fund, the Small Cap Value Fund, the Hidden Value Fund, the All Cap Value Fund, the Core Equity Fund, the International Small Cap Equity Fund and the International Equity Fund, respectively. All of such amounts are subject to recoupment through the end of the fiscal year ending August 31, 2001.

The Adviser has entered into various sub-advisory agreements pursuant to which the Adviser shall pay each sub-adviser an annual fee at the following rates:

                                                              Fee Rate as % of Fund's
Fund                           Sub-Adviser                    Average Daily Net Assets
----                           -----------                    ------------------------
Behavioral Growth Fund         Fuller & Thaler Asset          0.60% of the first $200 million
                               Management, Inc.               0.55% of the next $100 million
                                                              0.50% in excess of $300 million

Behavioral Value Fund          Fuller & Thaler Asset          0.70% of the first $200 million
                               Management, Inc.               0.65% of the next $100 million
                                                              0.60% in excess of $300 million

Behavioral Long/Short Fund     Fuller & Thaler Asset          1.20% of the first $200 million
                               Management, Inc.               1.15% of the next $100 million
                                                              1.10% in excess of $300 million

REIT Fund                      Bay Isle Financial Corporation 0.70% of the first $200 million
                                                              0.65% of the next $100 million
                                                              0.60% in excess of $300 million

Special Small Cap Fund         Kestrel Investment             0.30% - 1.30% of all assets*
                               Management Corporation

Small Cap Value Fund           J.L. Kaplan Associates, LLC    0.70% of the first $200 million
                                                              0.65% of the next $100 million
                                                              0.60% in excess of $300 million

* During the period from 12/29/97 through 12/29/98, there was a flat rate of 0.80%.


--------------------------------------------------------------------------------
36
--------------------------------------------------------------------------------
                                                            undiscovered
                                                               managers(TM)

NOTES TO FINANCIAL STATEMENTS (continued)

                                                              Fee Rate as % of Fund's
Fund                           Sub-Adviser                    Average Daily Net Assets
----                           -----------                    ------------------------
Hidden Value Fund              J.L. Kaplan Associates, LLC    0.60% of the first $200 million
                                                              0.55% of the next $100 million
                                                              0.50% in excess of $300 million

All Cap Value Fund             E.R. Taylor Investments, Inc.  0.40% of the first $200 million
                                                              0.35% of the next $100 million
                                                              0.30% in excess of $300 million

Core Equity Fund               Waite & Associates, L.L.C.     0.40% of the first $200 million
                                                              0.35% of the next $100 million
                                                              0.30% in excess of $300 million

International Small Cap        Unibank Securities, Inc.       0.80% of the first $200 million
Equity Fund                                                   0.75% of the next $100 million
                                                              0.70% in excess of $300 million

International Equity Fund      Unibank Securities, Inc.       0.60% of the first $200 million
                                                              0.55% of the next $100 million
                                                              0.50% in excess of $300 million

* The sub-advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund. Prior to December 30, 1998, however, the annual fee rate for the Fund was 0.80%.

The Trust and the Adviser have entered into an Administrative Services Agreement, pursuant to which the Adviser has agreed to provide each Fund all administrative services. Under the Administrative Services Agreement the Adviser is entitled to receive a fee computed and paid monthly at the annual rate of 0.25% of the average net asset value of the Trust.

The Trust has adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"). Under the 12b-1 Plan, the Trust may pay fees as compensation for any or all of the following:
(i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares of the Trust, (ii) providing services relating to the Investor Class shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the 12b-1 Plan with respect to each Fund authorized to issue Investor Class shares will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. The 12b-1 Plan replaced the Shareholder Servicing Plan relating to such shares previously adopted by the Trust.

Prior to its implementation of the 12b-1 Plan, each Fund authorized to issue Investor Class Shares, except the REIT Fund, had a Shareholder Servicing Plan relating to such Shares. Pursuant to the Shareholder Servicing Plan, The Trust, on behalf of the Investor Class shares of each Fund, paid to the Adviser, as the shareholder servicing agent of the Investor Class shares of the Funds, or such other entity as shall from time to time acted as the Shareholder Servicing Agent of such Investor Class shares (the "Servicing Agent"), a fee (the "Shareholder Servicing Fee") for services rendered and expenses borne by the Servicing Agent in connection with the provision of certain services provided to Investor Class shareholders, at an annual rate not to exceed 0.35% of a Fund's average daily net assets attributable to such Fund's Investor Class shares. For the period ended February 28, 1999, the Adviser voluntarily agreed to waive fees payable under the Shareholder Servicing Plan of $45, $17, $80, $85 and $83 for the Behavioral Growth Fund, the Small Cap Value Fund, the Hidden Value Fund, the All Cap Value Fund and the Core Equity Fund, respectively, which constitutes all the Shareholder Servicing Fees due to any Shareholder Servicing Agent during such period.


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                                                                              37
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

undiscovered
   managers(TM)

NOTES TO FINANCIAL STATEMENTS (continued)

The Bank of New York is the custodian for all the Funds except for the Behavioral Long/Short Fund, where Custodial Trust Company acts as custodian. First Data Distributors, Inc., a wholly-owned subsidiary of Investors Services Group and an indirect wholly-owned subsidiary of First Data Corporation, acts as the distributor for the Funds.

4. Dividends from Net Investment Income and Distributions of Capital Gains

With respect to all Funds, dividends from net investment income are distributed annually and net realized capital gains from investment transactions, if any, are normally distributed to shareholders annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Trustees of the Trust. Dividends and capital gain distributions are determined in accordance with income tax requirements which may differ from generally accepted accounting principles.

Distributions from net realized gains for book purposes may include short-term capital gains, which are taxed as ordinary income.

5. Trustees' Compensation

Certain officers and trustees of the Funds are also officers and directors of the Adviser. The Trust does not compensate its officers or its trustees who are affiliated with the Adviser. Effective December 30, 1997, the Trust pays each unaffiliated trustee an annual retainer of $10,000. Each unaffiliated Trustee may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more of the Funds on the normal payment date for such fees.

6. Shares of Beneficial Interest

The Behavioral Growth, REIT, Small Cap Value, Hidden Value, All Cap Value and Core Equity Funds each offer two classes of shares, the Institutional Class and the Investor Class. The Behavioral Value, Behavioral Long/Short, Special Small Cap, International Small Cap Equity and International Equity Funds offer one class of shares, the Institutional Class. Each Fund is authorized to issue an unlimited number of shares of beneficial interest in a class with no par value. At February 28, 1999, Undiscovered Managers, LLC owned the following number of shares in each Fund:

Fund                                   Institutional Class       Investor Class
----                                   -------------------       --------------

Behavioral Growth Fund                            0                        0
Behavioral Value Fund                         8,000                      N/A
Behavioral Long/Short                         8,000                      N/A
REIT Fund                                         0                        0
Special Small Cap Fund                            0                      N/A
Small Cap Value Fund                          8,043                    2,868
Hidden Value Fund                                 0                    4,208
All Cap Value Fund                            4,553                    3,588
Core Equity Fund                                  0                    3,409
International Small Cap Equity                8,000                      N/A
International Equity Fund                     8,000                      N/A


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38
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

                                                            undiscovered
                                                               managers(TM)

NOTES TO FINANCIAL STATEMENTS (continued)

7. Investment Transactions

Aggregate purchases and proceeds from sales of investment securities (other than U.S. Government Obligations and short-term investments) for the period ended February 28, 1999 were:

                                       Aggregate               Proceeds
Fund                                   Purchases              from Sales
----                                   ---------              ----------

Behavioral Growth Fund               $25,039,917              $4,572,019
Behavioral Value Fund                    768,652                  20,960
Behavioral Long/Short                  3,214,123                 172,469
REIT Fund                             13,061,356               3,902,863
Special Small Cap Fund                 5,890,710               1,405,220
Small Cap Value Fund                   5,401,012               1,267,431
Hidden Value Fund                        590,368                 309,388
All Cap Value Fund                       299,055                 132,430
Core Equity Fund                       3,375,039                 226,389
International Small Cap Equity         5,903,883                 656,451
International Equity Fund              4,818,470                       0

The aggregate gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis, at February 28, 1999, for each Fund were as follows:

Fund                             Appreciation     (Depreciation)        Net
----                             ------------     --------------        ---

Behavioral Growth Fund             $5,207,788        $(775,617)     $4,432,171
Behavioral Value Fund                  34,946          (89,470)        (54,524)
Behavioral Long/Short                 385,610         (630,415)       (244,805)
REIT Fund                             278,123       (1,482,009)     (1,203,886)
Special Small Cap Fund              1,000,014       (3,003,887)     (2,003,873)
Small Cap Value Fund                1,052,608       (4,014,239)     (2,961,631)
Hidden Value Fund                     132,528         (344,247)       (211,719)
All Cap Value Fund                     78,052           (9,351)         68,701
Core Equity Fund                      416,209         (103,349)        312,860
International Small Cap Equity        138,675         (249,203)       (110,528)
International Equity                   86,578         (249,740)       (163,162)

8. Special Meeting of Shareholders (Unaudited)

A special meeting of Investor Class shareholders of the following funds was held on January 29, 1999, to vote on the adoption of a 12b-1 Service and Distribution Plan, which replaced the existing Shareholder Servicing Plan relating to such shares. The results were as follows:

Fund                            Votes for         Votes Against
----                            ---------         -------------

Behavioral Growth Fund            51,603                0
Small Cap Value Fund               2,868                0
Hidden Value Fund                  4,208                0
Core Equity Fund                   3,409                0
All Cap Value Fund                 3,588                0


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

                                  HOW TO REACH

                                 undiscovered
                                   managers(TM)

     ----------------------------------------------------------------------
     BY PHONE

     CLIENT SERVICES,
     GENERAL INFORMATION OR
     TO OBTAIN A PROSPECTUS ..................  (888) 242-3514 (TOLL-FREE)

          A REGISTERED REPRESENTATIVE OF UNDISCOVERED MANAGERS CAN BE
                       REACHED FROM 7:30 AM - 7:00 PM CT
     ----------------------------------------------------------------------

     BY FAX ...............................................  (214) 999-7201

     BY MAIL .................................  700 NORTH PEARL, SUITE 1700
                                                           DALLAS, TX 75201

     ----------------------------------------------------------------------
     BY E-MAIL                              INVEST@UNDISCOVEREDMANAGERS.COM
     ----------------------------------------------------------------------

                          WWW.UNDISCOVEREDMANAGERS.COM

--------------------------------------------------------------------------------

[GRAPHIC]                       UNDISCOVERED MANAGERS
                                700 NORTH PEARL STREET
                                SUITE 1700
                                DALLAS TEXAS 75201
                                (888) 2424-3514

                                WWW.UNDISCOVEREDMANAGERS.COM





May 3, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Undiscovered Managers Funds (the "Trust")
	File Nos. 333-37711 and 811-8437


Dear Sir or Madam:

Pursuant to Rule 30b2-1 of the Investment Company Act of
1940, as amended, we are transmitting for filing, via Edgar one
(1) copy of the Semi-Annual Report to Shareholders on behalf of the Trust for the period ended February 28, 1999.

Please acknowledge receipt of this transmission via CompuServe, Mailbox Number 74313, 402.


Sincerely,

/s/Edward Espinosa
Edward Espinosa



Cc:	Greg Davis
	Sophia Dowl
	Julie Tedesco